LONDON PACIFIC LIFE & ANNUITY COMPANY


                      LPT VARIABLE INSURANCE SERIES TRUST


                                 REGENCY SERIES
                FLEXIBLE CONTRIBUTION DEFERRED VARIABLE ANNUITY


                               SEMI-ANNUAL REPORT

                     For the Six Months Ended June 30, 2002



This Semi-Annual Report has been prepared to provide information to the owners of London Pacific Life & Annuity Company's Regency Series Variable Annuity. If it is used for any other purpose, it must be accompanied or proceded by a current Regency Series prospectus, which discloses any charges and other important information about LPLA Separate Account One, together with the current prospectus for the LPT Variable Insurance Trust

                                    CONTENTS



LPT Variable Insurance Series Trust:
Individual Portfolio Review.............................................3-7
Statements of Assets & Liabilities........................................8
Statements of Operations..................................................9
Statements of Chanages in Net Assets..................................10-11
Financial Highlights..................................................12-16
Schedules of Investments..............................................17-27
Notes to Financial Statements.........................................28-32



                        HARRIS ASSOCIATES VALUE PORTFOLIO



INVESTMENT SUB-ADVISOR
Harris Associates L.P.

ABOUT THE PORTFOLIO
Invests primarily in equity securities that are believed to have long-term capital appreciation potential.

PERFORMANCE
Net total return for the six months ended June 30, 2002:

Harris Associates Value
  Portfolio                           (4.90%)*
S&P 500 Index                        (13.15%)
Lipper Multi-Cap
  Value Index                         (8.32%)

The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") is an unmanaged index of 500 leading stocks. Results for the S&P 500 Index do not reflect the expenses and investment management fees incurred by the Portfolio.

The Lipper Multi-Cap Value Index is a nonweighted index investing in stocks and corporate and government bonds. Results for the Lipper Multi-Cap Value Index do not reflect expenses and investment management fees incurred by the Portfolio. Previously, the Portfolio followed the Lipper Growth & Income Index. Due to a revaluation by Lipper, effective September 1999 this changed to Lipper Multi-Cap Value Index.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance numbers are net of all Portfolio operating expenses, but do not reflect the deduction of insurance charges.

*During the period noted, London Pacific Life & Annuity Company voluntarily agreed to reimburse certain operating expenses of the Portfolio. In the absence of the expense reimbursement, total return would have been lower.

The Harris Associates Value Portfolio earned a total return of -4.90% for the six months ending June 30, 2002. Comparatively, the returns for the S&P 500 Index and the Lipper Multi-Cap Value Index were -13.15% and -8.32%, respectively.

Portfolio Activity: Currently, the Portfolio holds 46 stocks across a variety of industries. Fortune Brands, Washington Mutual, and Black & Decker Corporation contributed to performance during the period. Positive performance was partially offset by weaknesses in Electronic Data Systems, AT&T Corporation, and Sprint Corporation, which experienced declines.

EDS's stock has continued to be priced inexpensively, despite good earnings growth, due to concerns-which we believe are unwarranted-about EDS's accounting, as well as concerns that a Worldcom bankruptcy could slightly reduce EDS's income. The stock struggled in the first half of 2002, but the business did not. We believe the company has significant unrecognized asset value, and continues to trade at a large discount to its intrinsic business value.

The overall weakness in telecom stocks weighed heavily on Sprint and AT&T. Further complicating the weakness experienced by AT&T was the upcoming sale of its cable asset, as cable stock prices dropped. In the case of Sprint, even with the decline of voice long distance and heavy broadband investments, we continue to believe in the value of the strong local access and data businesses.

Markets and Investment Climate: The stock market has been weak and each day we are intrigued by the better-than-average businesses being tossed aside at the first hint of controversy. It is often said that a stock market recovery climbs a "wall of worry"; today, that wall appears to be a mountain. That's fine with us, because as more investors climb into their holes to await news on the corporate scandals and the ups and downs of the economy, the better investment opportunities we think we'll find.

Portfolio Outlook: While sources of concern persist, we believe many of the issues impacting the market are already reflected in individual stock prices. The market is not at a record high, and stock prices are closer to more accurately reflecting underlying business values.

$10,000 Hypothetical Investment since inception February 9, 1996
----------------------------------------------------------------

Harris Associates Value Index                - X
S&P 500 Index                                - Y
Lipper Multi-Cap Value Index                 - Z

$24,000---------------------------------------------------------
$22,000---------------------------------------------------------
$20,000---------------------------------------------------------X $20,374
$18,000---------------------------------------------------------Z $16,771
$16,000---------------------------------------------------------Y $16,632
$14,000---------------------------------------------------------
$12,000---------------------------------------------------------
$10,000---------------------------------------------------------

The chart above illustrates the growth in value of a hypothetical $10,000 investment in the Harris Associates Value Portfolio, the S&P 500 Index, and the Lipper Multi-Cap Value Index on February 9, 1996, the inception date of the Portfolio. The figures for the Portfolio, the S&P 500 Index and the Lipper Multi-Cap Value Index include reinvestment of dividends.

                   Average Annual Total Returns as of 6/30/02

                                6 Months        5 Years         Since Inception
                                --------        -------         ---------------
                                                              (February 9, 1996)
Harris Associates Value
 Portfolio                       (4.90%)*       8.16%*              11.78%*
S&P 500 Index                   (13.15%)        3.67%                8.28%
Lipper Multi-Cap Value Index     (8.32%)        4.79%                8.43%



                                            MFS TOTAL RETURN PORTFOLIO



INVESTMENT SUB-ADVISOR
Massachusetts Financial Services Company

ABOUT THE PORTFOLIO
Invests in securities which are expected to provide above-average income and opportunities for capital growth and income, consistent with the prudent employment of capital.

PERFORMANCE
Net total return for the six months ended June 30, 2002:

MFS Total Return
  Portfolio                       (1.89%)*
Lehman Brothers Aggregate
  Bond Index                       3.79%
Lipper Balanced
  Fund Index                      (6.04%)

The Lehman Brothers Aggregate Bond Index is an unmanaged index of average yield U.S. investment grade bonds. Results for the Lehman Brothers Aggregate Bond Index do not reflect the expenses and investment management fees incurred by the Portfolio.

The Lipper Balanced Fund Index is a nonweighted index investing in stocks and corporate and government bonds. Results for the Lipper Balanced Fund Index do not reflect expenses and investment management fees incurred by the Portfolio.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance numbers are net of all Portfolio operating expenses, but do not reflect the deduction of insurance charges.

* During the period noted, London Pacific Life & Annuity Company voluntarily agreed to reimburse certain operating expenses of the Portfolio. In the absence of the expense reimbursement, total return would have been lower.

The MFS Total Return Portfolio earned a total return of -1.89% for the six months ending June 30, 2002. Comparatively, the returns for the Lehman Brothers Aggregate Bond Index & Lipper Balanced Fund Index were 3.79% and -6.04% respectively.

The Portfolio's positions in Sears and Bank of America contributed to its performance over the period due to a combination of strong earnings and relatively low valuations. Stocks in the healthcare sector detracted from the Portfolio's performance, specifically Bristol Meyers. In general, pharmaceutical stocks have underperformed the market due to the lack of blockbuster drugs in development and the growing number of popular drugs whose patents are expiring.

We sought to discover significant opportunities in energy and basic materials, two sectors that have suffered due to the slowdown in economic activity. In our view, energy stocks-particularly those companies with any business in natural gas-enjoy a positive long-term growth story due to growing demand and constrained supply. In basic materials, particularly chemical and paper stocks, the current period of economic weakness has caused these stocks to become relatively cheap. However, we think that many of these companies will be able to raise prices and grow earnings strongly when an economic recovery eventually takes hold.

In our view, the environment remains very difficult for many companies going forward owing in large part to poor sales, earnings, and revenue visibility.

$10,000 Hypothetical Investment since inception February 9, 1996
----------------------------------------------------------------

MFS Total Return Portfolio                   - X
Lehman Brothers Aggregate Bond Index         - Y
Lipper Balanced Fund Index                   - Z

$18,000---------------------------------------------------------
$17,000---------------------------------------------------------X $17,436
$16,000---------------------------------------------------------Z $15,379
$15,000---------------------------------------------------------Y $15,370
$14,000---------------------------------------------------------
$13,000---------------------------------------------------------
$12,000---------------------------------------------------------
$11,000---------------------------------------------------------
$10,000---------------------------------------------------------

The chart above illustrates the growth in value of a hypothetical $10,000 investment in the MFS Total Return Portfolio, the Lehman Brothers Aggregate Bond Index, and the Lipper Balanced Fund Index on February 9, 1996, the inception date of the Portfolio. The figures for the Portfolio, the Lehman Brothers Aggregate Bond Index and the Lipper Balanced Fund Index include reinvestment of dividends.

                   Average Annual Total Returns as of 6/30/02

                                6 Months        5 Years         Since Inception
                                --------        -------         ---------------
                                                              (February 9, 1996)
MFS Total Return Portfolio       (1.89%)*       7.34%*                9.09%*
Lehman Brothers Aggregate Bond
 Index                            3.79%         7.57%                 6.96%
Lipper Balanced Fund Index       (6.04%)        4.76%                 6.97%

                             STRONG GROWTH PORTFOLIO



INVESTMENT SUB-ADVISOR
Strong Capital Management, Inc.

ABOUT THE PORTFOLIO
Invests  in  equity   securities   that  are  believed  to  have  above  average
capitalgrowth potential.

PERFORMANCE
Net total return for the six months ended June 30, 2002:

Strong Growth Portfolio          (14.87%)*
Russell 2000 Small
 Company Index                    (4.70%)
S&P 500 Index                    (13.15%)

The Russell 2000 Small Company Index is an unmanaged index of 2000 small company stocks. Results for the Russell 2000 Small Company Index do not reflect the expenses and investment management fees incurred by the Portfolio.

The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") is an unmanaged index of 500 leading stocks. Results for the S&P 500 Index do not reflect the expenses and investment management fees incurred by the Portfolio.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance numbers are net of all Portfolio operating expenses, but do not reflect the deduction of insurance charges.

* During the period noted, London Pacific Life & Annuity Company voluntarily agreed to reimburse certain operating expenses of the Portfolio. In the absence of the expense reimbursement, total return would have been lower.

The Strong Growth Portfolio earned a total return of -14.87% for the six months ending June 30, 2002. Comparatively, the returns for the Russell 2000 Small Company Index and the S&P 500 Index were -4.70% and -13.15%, respectively.

Despite growing evidence that the economy continues to strengthen and improve, the markets persistently moved lower during the six-month period. A disconnect has been growing all year between the economy and the stock market. The current economic environment would typically be considered very conducive to gains in the stock market. Despite this, stocks have continued to fall over concerns of violence and terrorism, a steady stream of corporate malfeasance, low capital spending and a weaker dollar. Many of the broad market indexes are at or near five-year lows.

This six-month period was a difficult one for growth stocks. Every sector produced negative returns during the second quarter. Weakness in the technology sector severely hindered for both the Portfolio and its benchmark during the six-month period. Although we believe the longer-term prospects for leading technology companies remains bright, their cyclical, their cyclical nature and weaknesses in key end-markets, such as PCs and telecommunications services, have resulted in a slower rebound in corporate IT spending than would normally be expected.

On the brighter side, our holdings in homebuilders and consumer retailers added value during the period. Despite widespread corporate layoffs and economic uncertainty, U.S. consumer spending has remained remarkably strong. The Portfolio also benefited from investments in more stable growth companies within the consumer cyclical and consumer staple sectors.

Presently, the market remains vulnerable to fear and anxiety. Regardless, we feel progress is possible for those who focus on companies with strong balance sheets and quality management teams.

$10,000 Hypothetical Investment since inception February 9, 1996
----------------------------------------------------------------

Strong Growth Portfolio                      - X
Russell 2000 Small Company Index             - Y
S&P 500 Index                                - Z

$42,000---------------------------------------------------------
$38,000---------------------------------------------------------
$34,000---------------------------------------------------------
$30,000---------------------------------------------------------
$26,000---------------------------------------------------------
$22,000---------------------------------------------------------
$18,000---------------------------------------------------------X $18,424
$14,000---------------------------------------------------------Z $16,632
$10,000---------------------------------------------------------Y $15,675

The chart above illustrates the growth in value of a hypothetical $10,000 investment in the Strong Growth Portfolio, the Russell 2000 Small Company Index, and the S&P 500 Index on February 9, 1996, the inception date of the Portfolio. The figures for the Portfolio, the Russell 2000 Small Company Index and the S&P 500 Index include reinvestment of dividends.

                   Average Annual Total Returns as of 6/30/02

                                6 Months        5 Years         Since Inception
                                --------        -------         ---------------
                                                              (February 9, 1996)
Strong Growth Portfolio         (14.87%)*       6.40%*               10.03%*
Russell 2000 Small Company
 Index                           (4.70%)        4.44%                 7.29%
S&P 500 Index                   (13.15%)        3.67%                 8.28%

                        RS DIVERSIFIED GROWTH PORTFOLIO



INVESTMENT SUB-ADVISOR
RS Investments Company, L.P.

ABOUT THE PORTFOLIO
Invests in securities broadly diversified over industry sectors by focusing on small and mid-cap companies expected to provide long-term capital appreciation.

PERFORMANCE
Net total return for the six months ended June 30, 2002:

RS Diversified
 Growth Portfolio           (25.00%)*
Russell 2000 Small
 Company Index               (4.70%)
S&P 500 Index               (13.15%)

The Russell 2000 Small Company Index is an unmanaged index of 2000 small company stocks. Results for the Russell 2000 Small Company Index do not reflect the expenses and investment management fees incurred by the Portfolio.

The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") is an unmanaged index of 500 leading stocks. Results for the S&P 500 Index do not reflect the expenses and investment management fees incurred by the Portfolio.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance numbers are net of all Portfolio operating expenses, but do not reflect the deduction of insurance charges.

* During the period noted, London Pacific Life & Annuity Company voluntarily agreed to reimburse certain operating expenses of the Portfolio. In the absence of the expense reimbursement, total return would have been lower.

The RS Diversified Growth Portfolio earned a total return of -25.00% for the six months ending June 30, 2002. Comparatively, the returns for the Russell 2000 Small Company Index and the S&P 500 Index were -4.70% and -13.15%, respectively.

Going back to 2000, investors have dramatically shortened their investment horizons. While much of the longer duration growth equities have been out of favor, small cap value has enjoyed an extended rally, attracting over $16 billion to small-cap mutual funds in the first 5 months of 2002.

While the biggest negative influence on the Portfolio was technology, it was due more largely to the correction of several positions in enterprise software, many of the same stocks that gave the Portfolio big gains in the fourth quarter of 2001. The software sector suffered from fears that information technology (IT) budgets may further drift downward. But we now have had nearly a year and a half of sluggish IT spending, and based on our research, we do not believe this will continue much longer. Also contributing to investor anxiety over technology is the fact that most large-cap tech stocks are still overvalued.

Another poorly performing area of the Portfolio was biotech. The group was hammered by news of irregular accounting practices, a slow FDA approval process, and short investor time horizons. We believe that this sector's fundamentals are sound.

One of the bright spots in the Portfolio came from our consumer holdings. Another strong area came from the nontraditional, more cyclical growth areas of the Portfolio. For example, trucking company Landstar has almost doubled from our initial investment. We've also had good performance from recreational vehicles companies such as Monaco Coach and Thor Industries.

Until investors become more comfortable with the growth prospects a traditional economic recovery provides and we see some stabilization in the market, investors will not pay more for the incremental risk of accelerating growth expectations. Stable companies that are growing earnings per share 10% to 12% are now reaching rich multiples, many trading at 20 to 25 times earnings.

$10,000 Hypothetical Investment since inception February 9, 1996
----------------------------------------------------------------

RS Diversified Growth Portfolio              - X
Russell 2000 Small Company Index             - Y
S&P 500 Index                                - Z

$34,000---------------------------------------------------------
$30,000---------------------------------------------------------
$26,000---------------------------------------------------------
$22,000---------------------------------------------------------
$18,000---------------------------------------------------------X $18,274
$14,000---------------------------------------------------------Z $16,632
$10,000---------------------------------------------------------Y $15,675

The chart above illustrates the growth in value of a hypothetical $10,000 investment in the RS Diversified Growth Portfolio, the Russell 2000 Small Company Index, and the S&P 500 Index on February 9, 1996, the inception date of the Portfolio. The figures for the Portfolio, the Russell 2000 Small Company Index and the S&P 500 Index include reinvestment of dividends.

                   Average Annual Total Returns as of 6/30/02

                                6 Months        5 Years         Since Inception
                                --------        -------         ---------------
                                                              (February 9, 1996)
RS Diversified Growth Portfolio (25.00%)*      13.79%*                9.89%*
Russell 2000 Small Company
 Index                           (4.70%)        4.44%                 7.29%
S&P 500 Index                   (13.15%)        3.67%                 8.28%

                           LPA CORE EQUITY PORTFOLIO



INVESTMENT SUB-ADVISOR
London Pacific Advisors

ABOUT THE PORTFOLIO
Invests in large, well-established companies believed to have long-term capital growth and earnings.

PERFORMANCE
Net total return for the six months ended June 30, 2002:

LPA Core Equity Portfolio        (5.50%)*
S&P 500 Index                   (13.15%)
Lipper Large-Cap
  Value Index                    (9.11%)

The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") is an unmanaged index of 500 leading stocks. Results for the S&P 500 Index do not reflect the expenses and investment management fees incurred by the Portfolio.

The Lipper Large-Cap Value Index is a nonweighted index investing in stocks and corporate and government bonds. Results for the Lipper Large-Cap Value Index do not reflect expenses and investment management fees incurred by the Portfolio. Previously, the Portfolio followed the Lipper Growth & Income Index. Due to a revaluation by Lipper, effective September 1999 this changed to Lipper Large-Cap Value Index.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance numbers are net of all Portfolio operating expenses, but do not reflect the deduction of insurance charges.

* During the period noted, London Pacific Life & Annuity Company voluntarily agreed to reimburse certain operating expenses of the Portfolio. In the absence of the expense reimbursement, total return would have been lower.

The LPA Core Equity Portfolio earned a total return of -5.50% for the six months ending June 30, 2002. Comparatively, the returns for the S&P 500 Index and the Lipper Large-Cap Value Index were -13.15% and -9.11%, respectively.

Although the market finished the first quarter unchanged, second quarter economic statistics suggested a less robust recovery compared to early year reports, and management comments regarding future corporate earnings were generally guarded. In addition, bad accounting, corporate greed, and management corruption, especially in the power utility and communications areas created a crisis in investor confidence.

Although the Portfolio lost ground for the first six months of 2002, our more defensive yield-driven investment approach protected capital better than the market. The Portfolio benefited from lower technology and communication sector allocation relative to the market, but several Dow Jones Industrial stocks in this category, namely AT&T, IBM, and Intel suffered over 40% price drops for the same period. Consumer staples issues helped to offset this weakness, however, as investors preferred the earnings stability and clarity of their earnings.
Specific gainers in this category includes Coca Cola, Diageo, and Procter & Gamble. Other major gainers for the period included PPG Industries and New Zealand Telecom.

Ultimately, corporate earnings determine stock price levels, and prospects for earnings look bright. Although the Internet bubble burst and destroyed many unsound businesses, the surge in technology spending created a much more productive economy. Productivity growth reached a two-decade high of +8.4% in the first quarter of 2002. We believe that investor trust will eventually be restored and equity valuations will reflect the improving economy.

$10,000 Hypothetical Investment since inception February 9, 1996
----------------------------------------------------------------

LPA Core Equity Portfolio                    - X
S&P 500 Index                                - Y
Lipper Large-Cap Value Index                 - Z

$24,000---------------------------------------------------------
$22,000---------------------------------------------------------
$20,000---------------------------------------------------------
$18,000---------------------------------------------------------
$16,000---------------------------------------------------------Y $16,632
$14,000---------------------------------------------------------Z $16,331
$12,000---------------------------------------------------------X $15,463
$10,000---------------------------------------------------------

The chart above illustrates the growth in value of a hypothetical $10,000 investment in the LPA Core Equity Portfolio, the S&P 500 Index, and the Lipper Large-Cap Value Index on February 9, 1996, the inception date of the Portfolio. The figures for the Portfolio, the S&P 500 Index and the Lipper Large-Cap Value Index include reinvestment of dividends.

                   Average Annual Total Returns as of 6/30/02

                                6 Months        5 Years         Since Inception
                                --------        -------         ---------------
                                                              (February 9, 1996)
LPA Core Equity Portfolio       ( 5.50%)*       2.93%*                7.06%*
S&P 500 Index                   (13.15%)        3.67%                 8.28%
Lipper Large-Cap Value Index     (9.11%)        4.00%                 7.98%

                                                  LPT Variable Insurance Series Trust
                                                 Statements of Assets and Liabilities
                                                       June 30, 2002 (Unaudited)



                                                 Harris
                                              Associates       MFS Total                                 RS              LPA Core
                                                 Value          Return         Strong Growth     Diversified Growth       Equity
Assets                                         Portfolio       Portfolio         Portfolio            Portfolio          Portfolio
                                            ---------------- ----------------- ----------------- -------------------- --------------
Investments at value, see accompanying schedules $ 5,946,966    $11,215,872       $5,254,741       $5,845,822            $6,479,545
Repurchase agreements at cost and value                    0              0                0                0                     0
Cash and foreign currency at value                   326,299         47,336                0           71,818                 8,992
Dividends and interest receivable                      8,362         73,208            1,069            3,178                19,764
Receivable for investments securities sold                 0        134,800          133,351           57,915                75,731
Receivable for Trust shares sold                      11,271          9,764            4,237            1,215                     0
Expense reimbursement receivable                       6,029         12,064            4,311            4,982                 1,918
Other Assets                                           3,268          3,268            3,268            3,268                 3,268
                                                       -----          -----            -----            -----                 -----
         Total Assets                            $ 6,302,195    $11,496,312       $5,400,977       $5,988,198            $6,589,218

Investments at cost                              $ 5,778,528    $11,456,804       $5,205,181       $6,167,171            $6,881,779
Cash and foreign currency at cost                         $0        $47,192               $0          $71,617                $8,992

Liabilities
Payable for investments securities purchased              $0        $68,447          $65,949          $82,190                    $0
Payable for Trust shares redeemed                      4,076         20,165            3,302            3,565                31,683
Custodian fees payable                                 4,603         16,265           11,260           11,343                 5,032
Advisory fees payable                                 20,043         22,530           11,376           16,651                 9,269
Accrued legal and audit fees                          10,609         10,609           11,148           11,148                10,609
Accrued expenses and other liabilities                   453            500              453              453                   453
                                                         ---            ---              ---              ---                   ---
          Total Liabilities                           39,784        138,516          103,488          125,350                57,046

Net Assets                                       $ 6,262,411    $11,357,796       $5,297,489       $5,862,848            $6,532,172
                                                 ===========    ===========       ==========       ==========            ==========

Components of Net Assets:
     Paid-in capital                             $ 5,183,588    $10,668,917      $10,735,048      $10,944,830            $7,121,694
     Undistributed net investment income              21,696        477,638          (30,994)         (43,039)               88,206
     Accumulated net realized gain (loss) on
     securities and foreign currency transactions    888,689        452,029       (5,456,125)      (4,717,795)             (275,494)
     Net unrealized appreciation (depreciation) of
     securities and foreign currency transactions    168,438       (240,788)          49,560         (321,148)             (402,234)
                                                     -------       --------           ------         --------              --------
Net Assets                                       $ 6,262,411    $11,357,796       $5,297,489       $5,862,848            $6,532,172
                                                 ===========    ===========       ==========       ==========            ==========
Shares Outstanding (unlimited authorization,
$.01 par value)                                      408,298        841,282          578,243          934,828               559,158
                                                     =======        =======          =======          =======               =======
Net Asset Value, Offering Price and Redemption
Price, Per Share (net assets/shares outstanding)   $   15.34      $   13.50          $  9.16          $  6.27              $  11.68
                                                   =========      =========          =======          =======              ========

                                                                            See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                       Statements of Operations
                                                       For the Six Months Ended
                                                       June 30, 2002 (Unaudited)



                                                     Harris
                                                  Associates       MFS Total                            RS               LPA Core
                                                      Value          Return       Strong Growth   Diversified Growth      Equity
                                                   Portfolio       Portfolio        Portfolio         Portfolio          Portfolio
                                                ------------- ---------------- ---------------- --------------------- --------------
         Investment Income
         Income:
                 Dividends                         $  48,847        $  70,336         $  8,684         $   7,608        $  92,713
                 Foreign withholding tax on
                      dividend income                      0           (1,197)             (27)                0           (1,257)
                  Interest                             3,582          160,717            1,440             1,986              780
                                                       -----          -------            -----             -----              ---
                    Total Investment Income           52,429          229,856           10,097             9,594           92,236
                                                      ------          -------           ------             -----           ------
         Expenses:
                  Investment advisory fees            40,409           45,134           23,891            35,973           18,855
                  Custodian fees                      14,788           48,111           30,701            34,133           14,906
                  Legal and audit fees                 9,812            9,812           10,351            10,351            9,812
                  Insurance expense                    3,376            3,376            3,376             3,376            3,376
                  Trustees' fees and expenses          4,800            4,800            4,800             4,800            4,800
                  Printing expenses                      530              530              530               530              530
                  Other expenses                         354              354              354               354              354
                                                         ---              ---              ---               ---              ---
                    Expenses before expense
                     reimbursement and fee waivers    74,069          112,117           74,003            89,517           52,633

                    Expense reimbursement (Note 3)   (21,942)         (34,488)         (32,912)          (36,884)          (4,016)
                                                     -------          -------          -------           -------           ------
                      Net Expenses                    52,127           77,629           41,091            52,633           48,617
                                                      ------           ------           ------            ------           ------
         Net Investment Income (Loss)                    302          152,227          (30,994)          (43,039)          43,619
                                                         ---          -------          -------           -------           ------
         Realized and Unrealized Gain
         (Loss) on Investments

         Net realized gain (loss) on securities
         and foreign currency transactions           400,319          105,820         (421,362)         (807,461)         (46,670)
         Net change in unrealized
          (depreciation) of securities and
          foreign currency transactions             (764,981)        (474,227)        (543,231)       (1,291,606)        (395,455)
                                                    --------         --------         --------        ----------         --------
         Net Realized & Unrealized Gain (Loss)
          on Investments                            (364,662)        (368,407)        (964,593)       (2,099,067)        (442,125)
                                                    --------         --------         --------        ----------         --------
         Net Increase (Decrease) in Net Assets
         Resulting from Operations                 ($364,360)       ($216,180)     ($  995,587)      ($2,142,106)       ($398,506)
                                                   =========        =========      ===========       ===========        =========

                                                                               See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                  Statements of Changes in Net Assets



                                Harris Associates                             MFS Total Return               Strong Growth
                                  Value Portfolio                                 Portfolio                    Portfolio
                   ----------------------------------------- ----------------------------------- -----------------------------------
                         Six Months Ended                     Six Months Ended                    Six Months Ended
                           June 30, 2002    Year Ended         June 30, 2002      Year Ended        June 30, 2002    Year Ended
                            (Unaudited)  December 31, 2001    (Unaudited)      December 31, 2001     (Unaudited)   December 31,2001
                            -----------  -----------------    -----------      -----------------     -----------   ----------------
Increase (Decrease) in Net Assets
from Operations:
Net investment income       $  302          $  21,394             $ 152,227         $ 324,090       $   (30,994)   $   (66,081)
Net realized gain (loss) on
 securities and foreign
 currency transactions     400,319            786,602               105,820           372,722          (421,362)    (3,962,848)
Net change in unrealized
 appreciation (depreciation)
 of securities and foreign
 currency transactions    (764,981)           248,667              (474,227)         (715,819)         (543,231)      (428,105)
                          --------            -------              --------          --------          --------       --------
Net increase (decrease)
 in net assets resulting
 from operations          (364,360)         1,056,663              (216,180)          (19,007)         (995,587)    (4,457,034)
                          --------          ---------              --------           -------          --------     ----------
Distributions to Shareholders
from:
Net investment income            0            (59,462)                    0          (364,740)                0              0
Net realized gain on investments 0           (296,738)                    0          (777,596)                0        (40,072)
                                 -           --------                     -          --------                 -        -------
Total distributions              0           (356,200)                    0        (1,142,336)                0        (40,072)
                                 -           --------                     -        ----------                 -        -------
Share Transactions:
Net proceeds from sale
of shares                  742,690          2,737,817               163,706           924,493            10,881        390,225
Issued to shareholders in
reinvestment of dividends        0            356,200                     0         1,142,336                 0         40,072
Cost of shares
repurchased             (2,387,007)        (2,080,356)             (978,120)       (1,524,640)         (848,858)    (1,888,826)
                        ----------         ----------              --------        ----------          --------     ----------
Net increase (decrease)
 from share transactions
 (Note 5)               (1,644,317)         1,013,661              (814,414)          542,189          (837,977)    (1,458,529)
                        ----------          ---------              --------           -------          --------     ----------
Total Increase (Decrease)
in Net Assets           (2,008,677)         1,714,124            (1,030,594)         (619,154)       (1,833,564)    (5,955,635)
                        ----------          ---------            ----------          --------        ----------     ----------
Net Assets at Beginning
of Period                8,271,088          6,556,964            12,388,390        13,007,544         7,131,053     13,086,688
                         ---------          ---------            ----------        ----------         ---------     ----------
Net Assets at
end of Period           $6,262,411         $8,271,088          $ 11,357,796       $12,388,390        $5,297,489     $7,131,053
                        ==========         ==========          ============       ===========        ==========     ==========
Undistributed net
investment income
included in net assets at
end of period            $  21,696          $  21,394            $  477,638        $  325,411   ($       30,994)          $  0

                                               See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                  Statements of Changes in Net Assets



                                                        RS Diversified                                 LPA Core
                                                       Growth Portfolio                          Equity Portfolio (1)
                                          ------------------------------------------- -------------------------------------------
                                             Six Months Ended                          Six Months Ended
                                              June 30, 2002       Year Ended              June 30, 2002      Year Ended
                                               (Unaudited)     December 31, 2001          (Unaudited)     December 31, 2001
                                               -----------     -----------------          -----------     -----------------

Increase (Decrease) in
Net Assets from Operations:
Net investment income (loss)                   $  (43,039)        $  (86,785)          $      43,619       $     44,587
Net realized gain (loss) on securities
 and foreign currency transactions               (807,461)        (2,745,220)                (46,670)          (209,718)
Net change in unrealized appreciation
 (depreciation) of securities and
 foreign currency transactions                 (1,291,606)         3,084,007                (395,455)           (10,193)
                                               ----------          ---------                --------            -------
Net increase (decrease) in net
 assets resulting from operations              (2,142,106)           252,002                (398,506)          (175,324)
                                               ----------            -------                --------           --------
Distributions to Shareholders
from:
Net investment income                                   0                  0                       0            (56,531)
Net realized gain on investments                        0            (46,732)                      0           (784,623)
                                                        -            -------                       -           --------
Total distributions                                     0            (46,732)                      0           (841,154)
                                                        -            -------                       -           --------
Share Transactions:
Net proceeds from sale of shares                  274,774            625,046                 106,440          1,634,504
Issued to shareholders in
 reinvestment of dividends                              0             46,732                       0            841,154
Cost of  shares repurchased                    (1,268,224)        (1,567,296)             (1,186,430)        (1,186,058)
                                               ----------         ----------              ----------         ----------
Net increase (decrease) from
 share transactions (Note 5)                     (993,450)          (895,518)             (1,079,990)         1,289,600
                                                 --------           --------              ----------          ---------
Total Increase (Decrease)
 in Net Assets                                 (3,135,556)          (690,248)             (1,478,496)           273,122
                                               ----------           --------              ----------            -------
Net Assets at Beginning of Period               8,998,404          9,688,652               8,010,668          7,737,546
                                                ---------          ---------               ---------          ---------
Net Assets at End of Period                    $5,862,848         $8,998,404              $6,532,172         $8,010,668
                                               ==========         ==========              ==========         ==========
Undistributed net investment
 income included in net assets at end of
 period                                          ($43,039)                $0                $ 88,206           $ 44,587
                                                 ========                 ==                ========           ========

(1) Formerly Lexington Corporate Leaders Portfolio
                                                                   See Notes to Financial Statements

                                                 LPT Variable Insurance Series Trust
                                                         Financial Highlights
                                             For a Share Outstanding Throughout the Period


                                                    Harris Associates Value Portfolio (1)
                                ----------------------------------------------------------------------------------------------------

                                  Six Months Ended
                                    June 30, 2002      Year Ended        Year Ended         Year Ended          Year Ended
                                     (Unaudited)    December 31, 2001  December 31, 2000  December 31, 1999   December 31, 1998
                                     -----------    -----------------  -----------------  -----------------   -----------------

Net Asset Value, Beginning of Period    $16.13              $14.47             $13.95              $14.03               $13.45

Income from Investment Operations:
Net investment income (a)                 0.00                0.05               0.12                0.05                 0.10
Net realized and unrealized gain on
 investments                             (0.79)               2.38               1.27                0.61                 0.48
                                         -----                ----               ----                ----                 ----
Total from investment operations         (0.79)               2.43               1.39                0.66                 0.58
                                         -----                ----               ----                ----                 ----
Less Distributions:
Dividends from net investment income      0.00               (0.13)             (0.05)              (0.09)                0.00
Distributions from net realized gains     0.00               (0.64)             (0.82)              (0.65)                0.00
                                          ----               -----              -----               -----                 ----
Total distributions                       0.00               (0.77)             (0.87)              (0.74)                0.00
                                          ----               -----              -----               -----                 ----
Net Asset Value, End of  Period         $15.34              $16.13             $14.47              $13.95               $14.03
                                        ======              ======             ======              ======               ======

Total Return +                         (4.90%)              17.37%             10.77%               4.65%                4.31%
                                       =====                =====              =====                ====                 ====

Ratios to Average Net Assets/Supplemental
   Data

Net assets, end of period (in 000's)   $6,262               $8,271             $6,557              $6,535               $7,223
Ratio of operating expenses to average net
assets                                  1.29%                1.29%              1.29%               1.29%                1.29%
Ratio of net investment income to average net
assets                                  0.01%                0.29%              0.91%               0.35%                0.75%
Portfolio turnover rate                19.30%               60.26%            105.65%              22.47%               49.83%
Ratio of operating expenses to average net
 assets before expense reimbursements   1.83%                1.83%              1.91%               1.85%                1.85%
Net investment income (loss) per share before
 expense reimbursements (a)           ($0.04)              ($0.04)              $0.04             ($0.03)                $0.03

+ Total returns represent aggregate total return for the six months ended June 30, 2002 and for the years ended December 31, 2001,
2000, 1999 and 1998, respectively.  The total returns would have been lower if certain expenses had not been reimbursed by London
Pacific.
(a)    Based on the average of the daily shares outstanding throughout the year.
(1)    Formerly MAS Value Portfolio (Note 1)
                                                          See Notes to Financial Statements

                                                 LPT Variable Insurance Series Trust
                                                          Financial Highlights
                                             For a Share Outstanding Throughout the Period




                                                              MFS Total Return Portfolio
                                ---------------------------------------------------------------------------------------------------
                                  Six Months Ended
                                    June 30, 2002      Year Ended        Year Ended         Year Ended          Year Ended
                                     (Unaudited)    December 31, 2001  December 31, 2000  December 31, 1999   December 31, 1998
                                     -----------    -----------------  -----------------  -----------------   -----------------


Net Asset Value, Beginning of Period   $13.76             $15.19              $13.83             $14.28                $12.80

Income from Investment Operations:
Net investment income (a)                0.17               0.37                0.41               0.38                  0.37
Net realized and unrealized gain on
investments                             (0.43)             (0.46)               1.76               0.02                  1.16
                                        -----              -----                ----               ----                  ----
Total from investment operations        (0.26)             (0.09)               2.17               0.40                  1.53
                                        -----              -----                ----               ----                  ----

Less Distributions:
Dividends from net investment income     0.00              (0.43)              (0.39)             (0.28)                 0.00
Distributions from net realized gains    0.00              (0.91)              (0.42)             (0.57)                (0.05)
                                         ----              -----               -----              -----                 -----
Total distributions                      0.00              (1.34)              (0.81)             (0.85)                (0.05)
                                         ----              -----               -----              -----                 -----

Net Asset Value, End of Period         $13.50             $13.76              $15.19             $13.83                $14.28
                                       ======             ======              ======             ======                ======

Total Return +                          (1.89%)            0.05%              16.16%              2.92%                11.98%
                                        =====              ====               =====               ====                 =====

Ratios to Average Net Assets/Supplemental
 Data

Net assets, end of period (in 000's)    $11,358          $12,388             $13,008            $13,129               $11,766
Ratio of operating expenses to average net
assets                                    1.29%            1.29%               1.29%              1.29%                 1.29%
Ratio of net investment income to average net
assets                                    2.53%            2.53%               2.91%              2.67%                 2.72%
Portfolio turnover rate                  37.32%          114.50%             109.29%            109.20%               126.29%
Ratio of operating expenses to average net
 assets before expense reimbursements     1.86%            1.75%               1.61%              1.60%                 1.87%
Net investment income (loss) per share before
 expense reimbursements (a)               $0.13            $0.30               $0.37              $0.34                 $0.29

+  Total returns represent aggregate total return for the six months ended June 30, 2002 and for the years ended December 31,
2001, 2000, 1999 and 1998, respectively.  The total returns would have been lower if certain expenses had not been reimbursed by
London Pacific.
(a)    Based on the average of the daily shares outstanding throughout the year.
                                              See Notes to Financial Statements


                                                  LPT Variable Insurance Series Trust
                                                         Financial Highlights
                                             For a Share Outstanding Throughout the Period




                                                        Strong Growth Portfolio
                                ---------------------------------------------------------------------------------------------------
                                  Six Months Ended
                                    June 30, 2002      Year Ended        Year Ended         Year Ended          Year Ended
                                     (Unaudited)    December 31, 2001  December 31, 2000  December 31, 1999   December 31, 1998
                                     -----------    -----------------  -----------------  -----------------   -----------------



Net Asset Value, Beginning of Period    $10.76             $16.58             $27.36              $17.06               $13.47

Income from Investment Operations:
Net investment income (loss) (a)         (0.05)             (0.09)             (0.24)              (0.18)               (0.08)
Net realized and unrealized gain (loss) on
 investments                             (1.56)             (5.67)             (1.11)              13.79                 4.17
                                         -----              -----              -----               -----                 ----
Total from investment operations         (1.61)             (5.76)             (1.35)              13.61                 4.09
                                         -----              -----              -----               -----                 ----

Less Distributions:
Dividends from net investment income      0.00               0.00               0.00                0.00                 0.00
Distributions from net realized gains     0.00              (0.06)             (9.43)              (3.31)               (0.50)
                                          ----              -----              -----               -----                -----
Total distributions                       0.00              (0.06)             (9.43)              (3.31)               (0.50)
                                          ----              -----              -----               -----                -----
Net Asset Value, End of Period           $9.15             $10.76             $16.58              $27.36               $17.06
                                         =====             ======             ======              ======               ======
Total Return +                        (14.87%)           (34.70%)            (4.82%)              81.45%               30.43%
                                      ======             ======              =====                =====                =====
Ratios to Average Net Assets/Supplemental
 Data

Net assets, end of period (in 000's)    $5,297             $7,131            $13,087             $14,363               $6,860
Ratio of operating expenses to average
  net assets                             1.29%              1.29%              1.29%               1.29%                1.29%
Ratio of net investment income (loss) to average net
  assets                               (0.97%)            (0.74%)            (0.83%)             (0.88%)              (0.53%)
Portfolio turnover rate                140.78%            402.20%            365.82%             342.87%              275.16%
Ratio of operating expenses to average net
 assets before expense reimbursements    2.32%              1.96%              1.38%               1.80%                2.39%
Net investment (loss) per share before
 expense reimbursements (a)            ($0.10)            ($0.17)            ($0.27)             ($0.28)              ($0.24)

+   Total returns represent aggregate total return for the six months ended June 30, 2002 and for the years ended December 31,
2001, 2000, 1999 and 1998, respectively.  The total returns would have been lower  if certain expenses had not been reimbursed by
London Pacific.
(a)    Based on the average of the daily shares outstanding throughout the year.

                                                                       See Notes to Financial Statements

                                                   LPT Variable Insurance Series Trust
                                                         Financial Highlights
                                             For a Share Outstanding Throughout the Period


                                                       RS Diversified Growth Portfolio (1)
                                ----------------------------------------------------------------------------------------------------
                                   Six Months Ended
                                    June 30, 2002      Year Ended        Year Ended         Year Ended          Year Ended
                                     (Unaudited)    December 31, 2001  December 31, 2000  December 31, 1999   December 31, 1998
                                     -----------    -----------------  -----------------  -----------------   -----------------




Net Asset Value, Beginning of Period    $8.36              $8.07             $23.05             $12.00             $10.22

Income from Investment Operations:
Net investment income (loss) (a)        (0.04)             (0.08)             (0.19)             (0.14)             (0.08)
Net realized and unrealized gain (loss) on
 investments                            (2.05)              0.41              (5.95)             15.96               1.86
                                        -----               ----              -----              -----               ----
Total from investment operations        (2.09)              0.33              (6.14)             15.82               1.78
                                        -----               ----              -----              -----               ----

Less Distributions:
Dividends from net investment income     0.00               0.00               0.00               0.00               0.00
Distributions from net realized gains    0.00              (0.04)             (8.84)             (4.77)              0.00
                                         ----              -----              -----              -----               ----
Total distributions                      0.00              (0.04)             (8.84)             (4.77)              0.00
                                         ----              -----              -----              -----               ----
Net Asset Value, End of Period          $6.27              $8.36              $8.07             $23.05             $12.00
                                        =====              =====              =====             ======             ======
Total Return +                       (25.00%)              4.33%           (30.87%)            137.04%             17.42%
                                     ======                ====            ======              ======              =====

Ratios to Average Net Assets/Supplemental
 Data

Net assets, end of period (in 000's)   $5,863             $8,998             $9,689            $15,042             $6,257
Ratio of operating expenses to average net
 assets                                 1.39%              1.39%              1.39%              1.39%              1.39%
Ratio of net investment income (loss) to average
 net assets                           (1.14%)            (1.02%)            (0.92%)            (0.87%)            (0.73%)
Portfolio turnover rate               144.92%            347.18%            374.57%            480.03%            381.64%
Ratio of operating expenses to average net
 assets before expense reimbursements   2.36%              2.19%              1.60%              1.97%              2.37%
Net investment income (loss) per share before
 expense reimbursements (a)           ($0.08)            ($0.14)            ($0.23)            ($0.24)            ($0.18)

+   Total returns represent aggregate total return  for the six months ended June 30, 2002 and for the years ended December 31,
2001, 2000, 1999 and 1998, respectively.  The total returns would have been lower  if certain expenses had not been reimbursed by
London Pacific.
(a)    Based on the average of the daily shares outstanding throughout the year.
(1)    Formerly Berkeley Smaller Companies Portfolio (Note 1).
                                           See Notes to Financial Statements

                                                    LPT Variable Insurance Series Trust
                                                         Financial Highlights
                                             For a Share Outstanding Throughout the Period


                                                              LPA Core Equity Portfolio (1)
                                ----------------------------------------------------------------------------------------------------
                                   Six Months Ended
                                    June 30, 2002      Year Ended        Year Ended         Year Ended          Year Ended
                                     (Unaudited)    December 31, 2001  December 31, 2000  December 31, 1999   December 31, 1998
                                     -----------    -----------------  -----------------  -----------------   -----------------



Net Asset Value, Beginning of Period   $12.36             $14.69             $17.70             $14.97             $13.39

Income from Investment Operations:
Net investment income (a)                0.07               0.08               0.11               0.09               0.12
Net realized and unrealized gain (loss) on
 investments                            (0.76)             (0.73)             (1.96)              2.91               1.49
                                        -----              -----              -----               ----               ----
Total from investment operations        (0.69)             (0.65)             (1.85)              3.00               1.61
                                        -----              -----              -----               ----               ----
Less Distributions:
Dividends from net investment income     0.00              (0.11)             (0.09)             (0.10)              0.00
Distributions from net realized gains    0.00              (1.57)             (1.07)             (0.17)             (0.03)
                                         ----              -----              -----              -----              -----
Total distributions                      0.00              (1.68)             (1.16)             (0.27)             (0.03)
                                         ----              -----              -----              -----              -----

Net Asset Value, End of Period         $11.67             $12.36             $14.69             $17.70             $14.97
                                       ======             ======             ======             ======             ======

Total Return +                        (5.50%)            (2.77%)           (11.06%)             20.05%             12.04%
                                      =====              =====             ======               =====              =====

Ratios to Average Net Assets/Supplemental
 Data

Net assets, end of period (in 000's)   $6,532             $8,011             $7,738             $9,238             $8,169
Ratio of operating expenses to average
 net assets                             1.29%              1.29%              1.29%              1.29%              1.29%
Ratio of net investment income to average net
 assets                                 1.16%              0.60%              0.67%              0.53%              0.87%
Portfolio turnover rate                 5.79%             84.14%             76.78%             10.06%              7.08%
Ratio of operating expenses to average net
 assets before expense reimbursements and fee
 waivers                                1.40%              1.34%              1.33%              1.34%              1.60%
Net investment income (loss) per share
 before expense reimbursements (a)      $0.07              $0.08              $0.10              $0.08              $0.08

+  Total returns represent aggregate total return  for the six months ended June 30, 2002 and for the years ended December 31,
2001, 2000, 1999 and 1998, respectively. The total returns would have been lower if certain expenses had not been reimbursed and waived by London Pacific.
(a)    Based on the average of the daily shares outstanding throughout the year.
(1)    Formerly Lexington Corporate Leaders Portfolio (Note 1).
                                                         See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                   Harris Associates Value Portfolio
                                                        Schedule of Investments
                                                       June 30, 2002 (Unaudited)
                                                                                        Value
Shares                                                                               (Note 2)
------                                                                               --------
COMMON STOCKS - 94.96%
         Consumer Discretionary - 15.72%
  3,300  Black & Decker Corporation..................................................$159,060
  3,000  Fortune Brands, Inc.  .......................................................168,000
  5,000  McDonald's Corporation  .....................................................142,250
  3,450  Newell Rubbermaid, Inc. .....................................................120,957
  8,000  J.C. Penney, Inc. ...........................................................176,160
  5,100  Toys R Us, Inc.   +.......................................................... 89,097
  4,400  Yum Brands, Inc.   +.........................................................128,700
                                                                                     --------
                                                                                      984,224
                                                                                      -------
         Financial Services - 11.72%
  2,300  Federal National Mortgage Association........................................169,625
  2,200  MGIC Investment Corporation..................................................149,160
  6,500  U.S. Bancorp.................................................................151,775
  7,100  Washington Mutual, Inc.  ....................................................263,481
                                                                                     --------
                                                                                      734,041
                                                                                      -------
         Drugs & Health Care - 11.05%
  1,840  Abbott Laboratories...........................................................69,276
  2,670  Bristol Myers Squibb Company .................................................68,619
  2,700  Chiron Corporation   +........................................................95,445
  2,700  Duke Energy Company ..........................................................83,970
  4,100  Guidant Corporation   +......................................................123,943
  3,400  Merck & Company, Inc.   .....................................................172,176
  3,200  Schering-Plough Corporation...................................................78,720
                                                                                      -------
                                                                                      692,149
                                                                                      -------
         Consumer Staples - 10.76%
  2,700  CVS Corporation  .............................................................82,620
  3,100  General Mills, Inc. .........................................................136,648
  3,400  Kraft Foods, Inc. ...........................................................139,230
 11,000  Kroger Company  +............................................................218,900
  3,300  Safeway, Inc.  +..............................................................96,327
                                                                                      -------
                                                                                      673,725
                                                                                      -------
         Broadcasting & Publishing - 9.56%
  8,450  AOL Time Warner, Inc.    +...................................................124,300
  1,200  Gannett, Inc. ................................................................91,080
  5,600  Interpublic Group of Companies, Inc. ........................................138,656
  1,500  Knight Ridder, Inc. ..........................................................94,425
 15,050  Liberty  Media Group  +......................................................150,500
                                                                                     --------
                                                                                      598,961
                                                                                      -------


                                                   See Notes to Financial Statements


                                                  LPT Variable Insurance Series Trust
                                                     Harris Associates Value Portfolio
                                                    Schedule of Investments (Continued)
                                                       June 30, 2002 (Unaudited)
                                                                                       Value
Shares                                                                              (Note 2)
------                                                                              --------
COMMON STOCKS - (Continued)
         Electronics - 6.74%
  2,900  Electronic Data Systems Corporation.........................................$107,735
  2,600  Honeywell International, Inc.  ...............................................91,598
  7,200  Motorola, Inc.  .............................................................103,824
  4,500  Sungard Data Systems, Inc.   +...............................................119,160
                                                                                     --------
                                                                                      422,317
                                                                                      -------
         Energy - 6.25%
  2,800  Burlington Resources, Inc.  .................................................106,400
  5,800  Conoco, Inc. ................................................................161,240
  2,100  Phillips Petroleum Company...................................................123,648
                                                                                     --------
                                                                                      391,288
                                                                                      -------
         General Business - 4.65%

  4,400  First Data Corporation.......................................................163,680
  4,900  Waste Management, Inc.  .....................................................127,645
                                                                                     --------
                                                                                      291,325
                                                                                      -------
         Communications - 3.71%

 13,500  AT&T Corporation.............................................................144,450
  8,300  Sprint Corporation............................................................88,063
                                                                                      -------
                                                                                      232,513
                                                                                      -------
         Personal Services - 3.39%
  4,600  H&R Block, Inc.  ............................................................212,290
                                                                                     --------
         Construction Materials -  2.58%
  5,950  Masco Corporation............................................................161,304
                                                                                     --------
         Utilities - 2.26%
  2,750  TXU Corporation..............................................................141,763
                                                                                     --------
         Consumer Non-Durables - 1.84%
  5,450  Mattel, Inc.  ...............................................................114,886
                                                                                     --------
         Office Equipment - 1.78%
 16,000    Xerox Corporation   +......................................................111,520
                                                                                     --------
         Autos & Transportation - 1.73%
 10,400  General Motors Corporation...................................................108,160
                                                                                     --------
         Capital Goods - 1.22%
  1,700  Boeing Company................................................................76,500
                                                                                      -------
TOTAL INVESTMENTS (Cost $5,778,528).............................94.96%             $5,946,966
OTHER ASSETS AND LIABILITIES (NET) ..............................5.04                 315,445
                                                                -----                 -------
NET ASSETS.....................................................100.00%             $6,262,411
                                                              =======              ==========
* Aggregate cost for Federal tax purposes (Note 4)
+ Non-income producing security

                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                      MFS Total Return Portfolio
                                                        Schedule of Investments
                                                       June 30, 2002 (Unaudited)
                                                                                       Value
Shares                                                                              (Note 2)
------                                                                              --------
COMMON STOCKS - 55.57%
         Financial Services - 12.23%
  2,240  Allstate Corporation........................................................$82,835
    500  American Express Company.....................................................18,160
  1,259  Bank of America Corporation..................................................88,583
  1,040  Chubb Corporation............................................................73,632
    825  CIGNA Corporation............................................................80,371
  3,313  Citigroup, Inc. ............................................................128,379
    280  Comerica, Inc. ..............................................................17,192
  1,725  Federal Home Loan Mortgage Corporation......................................105,570
    310  Federal National Mortgage Association........................................22,862
  3,680  FleetBoston Financial Corporation...........................................119,048
    885  The Hartford Financial Services Group, Inc. .................................52,631
      1  Jefferson Pilot Corporation......................................................47
  2,990  Mellon Financial Corporation.................................................93,975
  2,090  Merrill Lynch & Company, Inc. ...............................................84,645
  1,890  MetLife, Inc. ...............................................................54,432
  1,865  Morgan Stanley...............................................................80,344
  1,180  Nationwide Financial Services, Inc.  ........................................46,610
    675  PNC Financial Services Group, Inc. ..........................................35,289
  1,890  St. Paul Companies, Inc. ....................................................73,559
  1,050  Southtrust Corporation.......................................................27,426
    750  SunTrust Banks, Inc. ........................................................50,790
    335  U.S. Bancorp..................................................................7,822
  1,170  Wachovia Corporation, New....................................................44,671
                                                                                     -------
                                                                                   1,388,873
                                                                                   ---------
         Energy - 8.86%
  1,945  Apache Corporation..........................................................111,799
    825  BJ Services Company   +......................................................27,951
  1,838  BP PLC, ADR..................................................................92,801
    900  Cooper Cameron Corporation   +...............................................43,578
  2,970  Devon Energy Corporation....................................................146,362
  3,220  Exxon Mobil Corporation.....................................................131,762
    300  Kerr-McGee Corporation.......................................................16,065
  3,045  Noble Corporation   +.......................................................117,537
  4,075  Occidental Petroleum Corporation............................................122,209
    750  Royal Dutch Petroleum Company................................................41,452
  1,450  Schlumberger Ltd.  ..........................................................67,425
  1,500  Transocean, Inc.   ..........................................................46,725
  1,090  Unocal Corporation...........................................................40,265
                                                                                     -------
                                                                                   1,005,931
                                                                                   ---------


                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                      MFS Total Return Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2002 (Unaudited)
                                                                                       Value
Shares                                                                              (Note 2)
------                                                                              --------
COMMON STOCKS - (Continued)
         Drugs & Health Care - 4.38%
    250  Abbott Laboratories......................................................... $9,412
  2,890  Bristol Myers Squibb Company.................................................74,273
  1,700  Genzyme Corporation   +......................................................32,708
    370  HCA, Inc. ...................................................................17,575
    480  Eli Lilly & Company..........................................................27,072
  1,970  Merck & Company, Inc. .......................................................99,761
  3,305  Pfizer, Inc.   .............................................................115,675
    731  Pharmacia Corporation........................................................27,376
  2,570  Schering-Plough Corporation..................................................63,222
    600  Wyeth........................................................................30,720
                                                                                     -------
                                                                                     497,794
                                                                                     -------
         Utilities - 4.35%
  7,100  Calpine Corporation   +......................................................49,913
  1,000  Duke Energy Company..........................................................21,750
  2,100  El Paso Corporation..........................................................43,281
    340  Exelon Corporation...........................................................17,782
    450  FPL Group, Inc.  ............................................................26,995
    600  FirstEnergy Corporation......................................................20,028
  2,700  National Fuel Gas Company....................................................60,777
  5,505  NiSource, Inc. .............................................................120,174
  1,200  Pinnacle West Capital Corporation............................................47,400
    100  Progress Energy, Inc. ........................................................5,201
    491  TXU Corporation..............................................................25,311
  1,190  WGL Holdings, Inc. ..........................................................30,821
  1,910  Williams Companies, Inc. ....................................................24,028
                                                                                     -------
                                                                                     493,461
                                                                                     -------
         Communications - 4.16%
  6,360  AT&T Corporation.............................................................68,052
 14,091  AT&T Wireless Services, Inc. +...............................................82,432
  1,750  Advanced Fibre Communications, Inc.  +.......................................28,945
     59  Alltel Corporation............................................................2,773
  1,290  BellSouth Corporation........................................................40,635
  1,080  SBC Communications, Inc. ....................................................32,940
    919  Sprint Corporation............................................................9,751
  1,715  Telephone & Data Systems, Inc. .............................................103,843
  2,057  Verizon Communications.......................................................82,589
  1,535  Vodafone Group PLC...........................................................20,953
                                                                                     -------
                                                                                     472,913
                                                                                     -------
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                      MFS Total Return Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2002 (Unaudited)
                                                                                       Value
Shares                                                                              (Note 2)
------                                                                              --------
COMMON STOCKS - (Continued)
         Broadcasting & Publishing - 3.93%
  3,590  Comcast Corporation   +.....................................................$85,586
    780  Gannett, Inc.  ..............................................................59,202
    260  New York Times Company, Class A..............................................13,390
  5,000  Reed Elsevier PLC............................................................47,531
  1,180  Tribune Company, New.........................................................51,330
  4,269  Viacom, Inc.  +.............................................................189,416
                                                                                    --------
                                                                                     446,455
                                                                                     -------
         Materials and Processing - 3.93%
  3,025  Akzo Nobel NV ..............................................................131,472
    575  Alcan, Inc.  ................................................................21,574
  3,542  ALCOA, Inc.  ...............................................................117,417
    350  Aracruz Celulose S.A., ADR   +................................................7,000
    850  Bowater, Inc.  ..............................................................46,214
  2,320  International Paper Company.................................................101,106
  1,550  Owens Illinois, Inc.   +.....................................................21,297
                                                                                     -------
                                                                                     446,080
                                                                                     -------
         Consumer Discretionary - 2.89%
  1,404  Diageo. .....................................................................18,238
    820  Walt Disney Company..........................................................15,498
    850  Eastman Kodak Company........................................................24,794
    190  Fortune Brands, Inc. ........................................................10,640
    535  Harrah's Entertainment, Inc.    +............................................23,727
    800  McDonald's Corporation.......................................................22,760
  3,910  Sears, Roebuck & Company....................................................212,313
                                                                                    --------
                                                                                     327,970
                                                                                     -------
         Consumer Staples - 2.64%
  2,811  Archer Daniels Midland Company...............................................35,953
  1,260  Gillette Company.............................................................42,676
  1,430  Kellogg Company..............................................................51,280
  3,540  Kroger Company   +...........................................................70,446
    200  Philip Morris Companies, Inc. ................................................8,736
     92  Nestle SA ...................................................................21,404
    548  Pepsico, Inc.  ..............................................................26,414
    435  Procter & Gamble Company.....................................................38,846
    150  Safeway, Inc.   +.............................................................4,379
                                                                                      ------
                                                                                     300,134
                                                                                     -------
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                      MFS Total Return Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2002 (Unaudited)
                                                                                       Value
Shares                                                                              (Note 2)
------                                                                              --------
COMMON STOCKS - (Continued)
         Chemicals - 1.83%
  1,040  Air Products & Chemicals, Inc. .............................................$52,489
    550  Dow Chemical Company.........................................................18,909
    800  Georgia Gulf Corporation.....................................................21,152
    350  PPG Industries, Inc.   ......................................................21,665
  1,640  Praxair, Inc.   .............................................................93,431
                                                                                     -------
                                                                                     207,646
                                                                                     -------
         Capital Goods - 1.39%
  2,470  Deere & Company.............................................................118,313
     50  Illinois Tool Works, Inc.  ...................................................3,415
  2,700  Tyco International Ltd.......................................................36,477
                                                                                     -------
                                                                                     158,205
                                                                                     -------
         Autos & Transportation - 1.37%
  2,060  Burlington Northern Santa Fe Corporation.....................................61,800
    450  General Motors Corporation...................................................11,821
    500  Norfolk Southern Corporation.................................................11,690
  1,135  United Parcel Service, Inc.  ................................................70,086
                                                                                     -------
                                                                                     155,397
                                                                                     -------
         Real Estate - 0.70%
    840  Equity Office Properties Trust...............................................25,284
  1,760  Equity Residential Properties Trust..........................................50,600
    100  Healthcare Reality Trust......................................................3,200
                                                                                      ------
                                                                                      79,084
                                                                                      ------
         Software - 0.68%
  8,200  Oracle Corporation   +.......................................................77,654
                                                                                     -------
         Electronics - 0.67%
  3,650  Motorola, Inc. ..............................................................52,633
    990  Texas Instruments, Inc. .....................................................23,463
                                                                                     -------
                                                                                      76,096
                                                                                      ------
         Consumer Cyclical - 0.47%
  4,060  Delphi Automotive Systems Corporation........................................53,592
                                                                                     -------
         Basic Industry - 0.44%
    800  Kimberly Clark Corporation...................................................49,600
                                                                                     -------
         Computer & Business Equipment - 0.28%
  1,230  Hewlett Packard Company......................................................18,794
    184  International Business Machines Corporation..................................13,248
                                                                                     -------
                                                                                      32,042
                                                                                      ------
         Producer Durables - 0.20%
    800  General Electric Company.....................................................23,240
                                                                                     -------

                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                      MFS Total Return Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2002 (Unaudited)
                                                                                       Value
Shares                                                                              (Note 2)
------                                                                              --------

COMMON STOCKS - (Continued)
         Aerospace - 0.17%
    290  United Technologies Corporation.............................................$19,691
                                                                                     -------
         Total Common Stocks (Cost $6,616,640).....................................6,311,858
                                                                                  ----------
PREFERRED STOCKS - 0.74%
    350  Dominion Resources, Inc.  ...................................................21,245
    850  Motorola, Inc. ..............................................................38,990
    320  NiSource, Inc. ..............................................................13,501
    370  TXU Corporation...............................................................9,931
                                                                                      ------
         Total Preferred Stocks (Cost $84,638)........................................83,667
                                                                                     -------
WARRANTS - 0.00%
    200  NiSource, Inc.+(Cost $406)......................................................416
                                                                                        ----

Principal
Amount...
CORPORATE BONDS AND NOTES - 25.17%
$15,000  AIG Sunamerica Global Financing, 144A, due 06/15/2005......................16,748
 18,000  AOL Time Warner, Inc., 6.15%, due 05/01/2007...............................17,194
  2,000  AT&T Corporation, 6.50%, due 03/15/2029.....................................1,303
 15,000  AT&T Wireless Services, Inc., 7.35%, due 03/01/2006........................13,042
 21,000  Abitibi Consolidated, Inc., 8.85%, due 08/01/2030..........................20,499
 12,000  Allegheny Energy Supply Company, LLC, 144A, 7.80%, due 03/15/2011..........12,271
 15,000  Amerada Hess  Corporation, 7.30%, due 08/15/2031...........................15,281
  7,501  American Airlines, 6.855%, due 04/15/2009..................................7,849
 34,000  Analog Devices, Inc., 4.75%, due 10/01/2005................................32,514
 21,126  Bear Stearns Commercial Mortgage Securities,  6.80%, due 09/15/2008 .......22,464
 26,000  Belo AH Corporation, 7.75%, due 06/01/2027................................ 23,293
 13,000  CRH American, Inc., 6.95%, due 03/15/2012................................. 13,620
 38,000  CWMBS, Inc., 8.00%, due 07/25/2030.........................................40,523
 13,000  Capital One Auto Finance Trust, 4.79%, due 01/15/2009......................13,283
 28,000  Cendant Corporation, 144A, 6.875%, due 08/15/2006..........................28,042
 50,555  Certificates Funding Corporation,  6.716%, due 12/19/2004..................53,635
 17,000  Chase Commercial Mortgage Securities Corporation,
         6.39%, due 11/18/2008......................................................18,068
 10,057  Chase Commercial Mortgage Securities Corporation,
         7.543%, due 07/15/2032.....................................................10,941
 35,000  Citibank Credit Card Issuance Trust, 6.65%, due 05/15/2008.................36,192
 20,000  Citizens Communications Company, 8.50%, due 05/15/2006.....................19,627
 19,000  Citizens Communications Company, 144A, 7.625%, due 08/15/2008..............17,494
  4,000  Clear Channel Communications, Inc., 7.25%, due 09/15/2003...................4,036
  5,000  Clear Channel Communications, Inc., 7.875%, due 06/15/2005..................5,094
                                               See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                      MFS Total Return Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2002 (Unaudited)

Principal                                                                            Value
Amount                                                                            (Note 2)
------                                                                            --------
CORPORATE BONDS AND NOTES (Continued)
$23,000  Cleveland Electric Illuminating Company, 9.00%, due 07/01/2023............$24,068
 28,000  Coastal Corporation, 6.20%, due 05/15/2004.................................27,820
 17,000  Comcast Cable Communications, Inc., 6.875%, due 06/15/2009.................15,485
 10,000  Comcast Cable Communications, Inc., 6.75%, due 01/30/2011...................8,863
 13,101  Comm 2000 Fl2, 144A, 1.00%, due 04/15/2011.................................13,098
 16,000  Commonwealth Edison Company, 8.50%, due 07/15/2022.........................16,626
 19,000  Conoco Funding Company, 6.35%, due 10/15/2011..............................19,721
  3,000  Consolidated Natural Gas Company, 6.25%, due 11/01/2011.....................3,004
 23,432  Continental Airlines, 6.648%, due 09/15/2017...............................22,372
 11,000  Countrywide Home Loans, Inc., 5.50%, due 08/01/2006........................11,243
 35,000  Country Home Loan, Inc., 6.85%, due 06/15/2004.............................37,078
 19,000  Cox Communications, Inc., 7.75%, due 11/01/2010............................18,142
 26,000  Credit Suisse First Boston USA, 6.50%, due 01/15/2012......................26,316
100,000  Crimi Mae Commercial Mortgage Trust, 144A, 7.00%, due 03/02/2011..........104,121
 12,000  DTE Energy Company, 7.05%, due 06/01/2011..................................12,619
 32,000  Delhaize America, Inc., 9.00%, due 04/15/2031..............................34,488
 40,000  Devon Fing Corporation, 6.875%, due 09/30/2011.............................41,491
 13,000  Dime Bancorp, Inc., 9.00%, due 12/19/2002..................................13,358
 13,000  Dole Food, Inc., 144A, 7.25%, due 05/01/2009...............................13,288
 14,000  Dominion Resources, Inc., 8.125%, due 06/15/2010...........................15,630
 16,000  EOP Operations  Ltd. Partnership, 7.75%, due 11/15/2007....................17,459
 11,000  Entergy Mississippi, Inc., 6.20%, due 05/01/2004...........................11,344
 38,000  Federated Department Stores, Inc., 8.50%, due 06/15/2003...................39,664
 13,000  Ford Credit Auto Owner Trust, 6.42%, due 10/15/2003........................13,240
 52,000  Ford Motor Credit Company, 6.875%, due 02/01/2006..........................53,109
 23,000  Ford Motor Credit Company, 7.375%, due 10/28/2009..........................23,348
 18,000  Ford Motor Credit Company, 7.45%, due 07/16/2031...........................16,727
 19,000  Fox Liberty Networks LLC, 8.875%, due 08/15/2007...........................19,380
  6,077  GGIB Funding Corporation, Secured Lease Obligation Bond,
         7.43%, due 01/15/2011.......................................................6,239
 25,982  GS Mortgage Securities Corporation, 6.06%, due 10/18/2030..................26,867
 26,000  General Electric Capital Corporation, 7.50%, due 05/15/2005................28,494
  9,000  General Electric Capital Corporation, 8.85%, due 03/01/2007................10,395
 29,000  General Electric Capital Corporation, 8.70%, due 03/01/2007................33,802
  7,000  General Electric Capital Corporation, 8.75%, due 05/21/2007.................8,199
 33,000  General Electric Capital Corporation, 6.75%, due 03/15/2032................33,242
 29,000  General Motors Acceptance Corporation, 5.36%, due 07/27/2004...............29,423
                                             See Notes to Financial Statements

                                            LPT Variable Insurance Series Trust
                                                MFS Total Return Portfolio
                                            Schedule of Investments (Continued)
                                                 June 30, 2002 (Unaudited)
Principal                                                                            Value
Amount                                                                            (Note 2)
------                                                                            --------

CORPORATE BONDS AND NOTES (Continued)
$20,000  General Motors Acceptance Corporation, 7.25%, due 03/02/2011..............$20,455
 16,000  General Motors Acceptance Corporation, 6.875%, due 09/15/2011..............15,860
  8,000  General Motors Acceptance Corporation, 7.00%, due 02/01/2012................8,012
  8,000  General Motors Acceptance Corporation, 8.00%, due 11/01/2031................8,203
  5,000  Gulf States Utilities Company, 8.25%, due 04/01/2004........................5,328
 17,000  HCA, Inc., 6.95%, due 05/01/2012...........................................17,162
 11,000  Harrahs Operations, Inc., 7.125%, due 06/01/2007...........................11,566
 15,000  HealthSouth Corporation, 6.875%, due 06/15/2005............................14,775
 25,000  Hilton Hotels Corporation, 5.00%, due 05/15/2006...........................23,682
  8,000  Household Finance Corporation, 7.875%, due 03/01/2007.......................8,608
  8,000  Household Finance Corporation, 7.00%, due 05/15/2012........................7,922
 30,000  Hydro Quebec, 6.30%, due 05/11/2011........................................31,780
 19,456  Independent National Mortgage Corporation, 7.00%, due 05/25/2026...........19,936
 20,000  KFW International Finance, Inc., 4.25%, due 04/18/2005.....................20,333
 18,000  Kellogg Company, 144A, 6.00%, due 04/01/2006...............................18,731
 12,000  Kennametal, Inc., 7.20%, due 06/15/2012....................................12,012
 18,000  Kinder Morgan Energy Partners, 6.75%, due 03/15/2011.......................18,481
 12,000  Kinder Morgan Energy Partners, 7.40%, due 03/15/2031.......................12,091
  6,000  Kinder Morgan Energy Partners, 7.75%, due 03/15/2032........................6,298
 11,000  Lehman Brothers Holdings, 7.75%, due 01/15/2005............................11,868
 41,000  Lehman Brothers Holdings, 8.25%, due 06/15/2007............................46,305
 23,000  Loews Corporation, 3.125%, due 09/15/2007..................................20,199
 21,000  MGM Mirage, Inc., 8.50%, due 09/15/2010....................................21,653
  7,000  MeadWestavaco, 6.85%, due 04/01/2012........................................7,254
 12,615  Midland Funding Corporation, Senior Secured Lease Bond,
         Series C, 10.33%, due 07/23/2002 ..........................................12,593
  8,000  J.P. Morgan Commercial Mortgage Finance Corporation,
         6.613%, due 01/15/2030 .....................................................8,541
562,034  Morgan Stanley Capital, 0.886%, due 11/15/2030.............................19,076
 22,892  Morgan Stanley Deanwitter Capital, 3.39%, due 10/07/2013...................22,875
 38,000  Morgan Stanley Group, Inc., 6.10%, due 04/15/2006..........................39,687
  8,000  News America, Inc., 6.703%, due 05/21/2004..................................8,268
  3,000  News America, Inc., 8.50%, due 02/15/2005...................................3,215
 43,098  Niagara Mohawk Power Corporation, 7.25%, due 10/01/2002....................43,534
 39,000  Niagara Mohawk Power Corporation, 7.75%, due 05/15/2006....................42,903
  8,000  Niagara Mohawk Power Corporation, 8.77%, due 01/01/2018.....................8,310
 15,000  NiSource Financial Corporation, 7.50%, due 11/15/2003......................15,048
 49,000  NiSource Financial Corporation, 7.875%, due 11/15/2010.....................50,506
  8,686  Northeast Utilities Systems, 8.58%, due 12/01/2006..........................9,438
                                            See Notes to Financial Statements

                                           LPT Variable Insurance Series Trust
                                                MFS Total Return Portfolio
                                           Schedule of Investments (Continued)
                                                June 30, 2002 (Unaudited)
Principal                                                                            Value
Amount                                                                            (Note 2)
------                                                                            --------
CORPORATE BONDS AND NOTES (Continued)
$18,000  Northrop Grumman Corporation, 7.75%, due 02/15/2031.......................$19,490
  9,000  Northwestern Corporation, 144A, 8.75%, due 03/15/2012.......................8,119
 12,000  NSTAR., 8.00%, due 02/15/2010..............................................13,384
 18,000  Occidental Petroleum Corporation, 6.40%, due 04/01/2003....................18,321
 17,000  PSEG Power LLC, 7.75%, due 04/15/2011......................................17,933
  6,000  PSEG Power LLC, 144A, 6.95%, due 06/01/2012.................................6,010
 16,000  PSEG Power LLC, 8.625%, due 04/15/2031.....................................17,660
 17,000  Pemex Project Funding, 9.125%, due 10/13/2010..............................17,924
 10,000  Phillips Petroleum Company, 8.50%, due 05/25/2005..........................11,153
 36,000  Raytheon Company, 6.45%, due 08/15/2002....................................36,131
 13,000  Raytheon Company, 6.15%, due 11/01/2008....................................13,212
  5,000  Raytheon Company, 7.00%, due 11/01/2028.....................................4,993
 40,000  Residential Accredit Loans, Inc., 6.75%, due 10/25/2028....................41,212
     91  Residential Funding Mortgage Securities, 7.66%, due 09/25/2012.................91
 34,208  Residential Funding Mortgage Securities, 6.00%, due 12/15/2016.............34,443
 10,000  St. Paul Companies, Inc., 5.75%, due 03/15/2007............................10,020
 60,000  Salton Sea Funding Group Corporation, Senior Secured Bond,
         7.84%, due 05/30/2010......................................................59,536
 10,000  Simon Property Group, Inc., 6.75%, due 02/09/2004..........................10,373
 48,000  Socgen Real Estate Company, LLC, 144A, 7.64%, due 12/29/2049...............51,245
 13,000  Sprint Capital Corporation, 5.70%, due 11/15/2003..........................12,005
 28,000  Sprint Capital Corporation, 7.125%, due 01/30/2006.........................24,615
  8,000  Sprint Capital Corporation, 6.00%, due 01/15/2007...........................6,717
  9,000  Sprint Capital Corporation, 144A, 8.375%, due 03/15/2012....................7,379
 20,000  Summit Acceptance Auto Investment LLC,144A , 7.51%, due 02/15/2007.........21,044
 18,000  SunAmerica Institutional, 5.75%, due 02/16/2009............................18,396
 63,000  TCI Communications Financing III, Capital Securities,
         9.65%, due 03/31/2027......................................................64,080
 12,000  TRW, Inc., 6.625%, due 06/01/2004..........................................12,525
  6,000  TRW, Inc., 7.75%, due 06/01/2029............................................6,218
 11,000  Telecomunicaciones de Puerto Rico, 6.65%, due 05/15/2006...................11,148
 38,000  Tenet Healthcare Corporation, 144A, 6.375%, due 12/01/2011.................38,466
  5,000  Texas Gas Transmission Corporation, 7.25%, due 07/15/2027...................3,632
 22,000  Time Warner Entertainment Company, LP, 10.15%, due 05/01/2012..............25,085
 10,000  Time Warner, Inc., 6.875%, due 06/15/2018...................................8,567
 15,000  Toledo Edison Company, 7.875%, due 08/01/2004..............................15,875
  9,000  Tyson Foods, Inc., 144A, 8.25%, due 10/01/2011..............................9,992
  2,000  USA Waste Services, Inc., 7.00%, due 10/01/2004.............................2,092
 16,000  Union Pacific Corporation, 6.34%, due 11/25/2003...........................16,673
                                        See Notes to Financial Statements

                                         LPT Variable Insurance Series Trust
                                              MFS Total Return Portfolio
                                         Schedule of Investments (Continued)
                                              June 30, 2002 (Unaudited)
Principal                                                                            Value
Amount                                                                            (Note 2)
------                                                                            --------
CORPORATE BONDS AND NOTES (Continued)
 $7,000  United Mexican States, 8.375%, due 01/14/2011..............................$7,280
  7,000  UtiliCorp United, Inc., 7.00%, due 07/15/2004...............................6,553
 35,000  Verizon NY, Inc., 6.875%, due 04/01/2012...................................34,823
 21,000  Vornado Reality Trust, 5.625%, due 06/15/2007..............................20,860
 32,000  WMX Technologies, Inc., 6.375%, due 12/01/2003.............................32,961
  9,327  Waterford 3 Funding Corporation, Secured Lease Collateral Bond,
         8.09%, due 01/02/2017.......................................................9,452
 22,000  Waste Management, Inc., 6.625%, due 07/15/2002.............................22,021
 26,000  Waste Management, Inc., 7.375%, due 08/01/2010.............................27,071
  6,000  Weyerhaeuser Company, 144A, 6.75%, due 03/15/2012...........................6,169
  7,000  Weyerhaeuser Company, 144A, 7.375%, due 03/15/2032..........................7,087
  7,000  Williams Gas Pipelines, 144A, 7.375%, due 11/15/2006........................5,776
 13,000  Wisconsin Energy Corporation, 5.875%, due 04/01/2006.......................13,442
 22,000  WorldCom, Inc., 6.50%, due 05/15/2004 (d)...................................3,630
  2,000  WorldCom, Inc., 6.40%, due 08/15/2005 (d).....................................320
  4,000  WorldCom, Inc., 8.25%, due 05/15/2031 (d).....................................630
                                                                                      ----
         Total Corporate Bonds and Notes (Cost $2,842,953)...................... 2,859,118
                                                                                 ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.41%
         Federal National Mortgage Association (FNMA) - 6.44%
 25,000  6.00%, due 12/15/2005......................................................26,696
 58,000  5.50%, due 02/15/2006......................................................60,893
 10,000  5.25%, due 04/15/2007......................................................10,368
 30,000  Pool #410201, 5.722%, due 03/01/2009.......................................30,879
 59,860  Pool #614921, 6.00%, due 12/01/2016........................................61,038
 48,993  Pool #622624, 6.00%, due 01/01/2017........................................49,958
 23,897  Pool #630295, 6.00%, due 03/01/2017........................................24,367
 29,431  Pool #550544, 7.50%, due 09/01/2030........................................30,884
 46,307  Pool #571678, 6.50%, due 03/01/2031........................................47,204
  6,019  Pool #573030, 7.50%, due 04/01/2031.........................................6,316
 46,445  Pool #579206, 6.00%, due 04/01/2031........................................46,329
 23,516  Pool #253841, 6.50%, due 06/01/2031........................................23,971
 22,795  Pool #589370 6.50%, due 06/01/2031.........................................23,237
 24,639  Pool #594750, 6.50%, due 07/01/2031........................................25,116
123,488  Pool #602127, 6.50%, due 09/01/2031.......................................125,880
 76,207  Pool #254052, 7.50%, due 11/01/2031........................................79,970
 13,382  Pool #616195, 6.50%, due 12/01/2031........................................13,641
 36,062  Pool #254223, 7.50%, due 01/01/2032........................................37,842
  6,062  Pool #632578, 6.50%, due 02/01/2032.........................................6,179
                                                                                    ------
         Total FNMA................................................................730,768
                                                                                  --------
                                            See Notes to Financial Statements

                                           LPT Variable Insurance Series Trust
                                               MFS Total Return Portfolio
                                           Schedule of Investments (Continued)
                                              June 30, 2002 (Unaudited)
Principal                                                                            Value
Amount                                                                            (Note 2)
------                                                                            --------
U.S. GOVERNMENT AGENCY OBLIGATIONS - (Continued)
         Government National Mortgage Association (GNMA) - 4.74%
$27,674  Pool #377615, 7.50%, due 09/15/2025.......................................$29,455
 16,277  Pool #410122, 7.50%, due 10/15/2025........................................17,324
 13,110  Pool #247754, 7.50%, due 11/15/2026........................................13,933
 12,174  Pool #780546, 7.50%, due 04/15/2027........................................12,939
 12,073  Pool #453937, 7.50%, due 08/15/2027........................................12,809
  9,178  Pool #455301, 7.50%, due 09/15/2027.........................................9,737
 30,224  Pool #433627, 7.00%, due 02/15/2028........................................31,414
 12,010  Pool #469399, 7.00%, due 03/15/2028........................................12,483
 14,449  Pool #462599, 6.50%, due 03/15/2028........................................14,792
 18,293  Pool #467737, 7.00%, due 04/15/2028........................................19,044
 63,494  Pool #462682, 6.50%, due 04/15/2028........................................65,002
 20,726  Pool #480352, 7.00%, due 07/15/2028........................................21,542
 15,800  Pool #462838, 6.50%, due 07/15/2028........................................16,175
 15,663  Pool #486794, 6.50%, due 12/15/2028........................................16,035
 94,054  Pool #781287, 7.00%, due 05/15/2031........................................97,611
 48,425  Pool #570128, 7.00%, due 12/15/2031........................................50,256
 94,070  Pool #538328, 7.00%, due 03/15/2032........................................97,899
                                                                                   -------
         Total GNMA................................................................538,450
                                                                                  --------
         Federal Home Loan Mortgage Corporation (FHLM) - 1.00%
 29,000  4.25%, due 06/15/2005......................................................29,588
 68,000  5.50%, due 07/15/2006......................................................71,324
 12,669  Pool #E81955, 6.50%, due 12/01/2015........................................13,132
                                                                                   -------
         Total FHLM................................................................114,044
                                                                                  --------
         Student Loan Marketing Association (SALLIE MAE) - 0.23%
 25,000  5.00%, due 06/30/2004......................................................25,906
                                                                                   -------
         Total U.S. Government Agency Obligations (Cost $1,377,150)............. 1,409,168
                                                                                 ---------
TREASURY OBLIGATIONS - 2.87%
         U.S. Treasury Bonds - 1.51%
 24,000  11.875%, due 11/15/2003....................................................27,065
 97,000  6.25%, due 05/15/2030.....................................................105,074
 40,000  5.375%, due 02/15/2031.....................................................39,168
                                                                                   -------
                                                                                   171,307
                                                                                   -------
         U.S. Treasury Notes - 1.36%
 78,000  6.875%, due 05/15/2006.....................................................86,595
 16,000  3.50%, due 11/15/2006......................................................15,715
 11,000  5.50%, due 05/15/2009......................................................11,638
 20,000  5.00%, due 08/15/2011......................................................20,278

                                           See Notes to Financial Statements

                                          LPT Variable Insurance Series Trust
                                              MFS Total Return Portfolio
                                           Schedule of Investments (Continued)
                                                June 30, 2002 (Unaudited)
Principal                                                                            Value
Amount                                                                            (Note 2)
------                                                                            --------
TREASURY OBLIGATIONS - (Continued)
         U.S. Treasury Notes - (Continued)
$21,000  4.875%, due 02/15/2012....................................................$21,079
                                                                                   -------
                                                                                   155,305
                                                                                   -------
         Total Treasury Obligations (Cost $320,470)................................326,612
                                                                                  --------
EUROBONDS - 1.64%
 15,000  France Telecom SA, 144A, 4.406%, due 03/14/2003 ...........................15,023
 22,000  Hanson PLC, 7.875%, due 09/27/2010 ........................................24,489
 28,000  Italy Republic, 4.625%, due 06/15/2005 ....................................28,649
101,000  Unicredito Italiano, 9.20%, due 10/05/2049................................117,666
                                                                                  --------
         Total Eurobonds (Cost $175,341)...........................................185,827
                                                                                  --------
SHORT-TERM OBLIGATION - 0.35%
Shares
------
         Investment Company - 0.35%
 39,206  Seven Seas Money Market Fund (Cost $39,206)................................39,206
                                                                                   -------
TOTAL INVESTMENTS (COST $11,456,804*)...............98.75%                     $11,215,872
OTHER ASSETS AND LIABILITIES (NET)...................1.25                          141,924
                                                    -----                          -------
NET ASSETS.........................................100.00%                     $11,357,796
                                                  =======                      ===========


* Aggregate cost for Federal tax purposes (Note 4)
+  Non-income producing security
144A after the name of a security represents those securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The value of these securities amounted to $400,103 or 3.52% of net assets.
(d) Security in default

                    -----------------------------------------------------------------
                                            GLOSSARY OF TERMS

                                  ADR  American Depository Receipt
                                REMIC  Real Estate Mortgage Investment Conduit


                    -----------------------------------------------------------------
                                             See Notes to Financial Statements

                                            LPT Variable Insurance Series Trust
                                                  Strong Growth Portfolio
                                                  Schedule of Investments
                                                 June 30, 2002 (Unaudited)
                                                                                     Value
Shares                                                                            (Note 2)
------                                                                            --------
COMMON STOCKS - 95.65%
         Drugs & Health Care - 20.28%
  1,800  Advanced Neuromodulation Systems, Inc.   +................................$54,900
  1,200  Alcon, Inc.  +.............................................................41,100
    800  AmerisourceBergen Corporation .............................................60,800
  1,000  Anthem, Inc.  +............................................................67,480
  1,800  Charles River Laboratories International, Inc.  +..........................63,090
    900  First Health Group Corporation  +..........................................25,236
    500  Forest Laboratories, Inc.  +...............................................35,400
  1,000  Gilead Sciences, Inc.   +..................................................32,880
  1,000  Johnson & Johnson..........................................................52,260
  1,500  Laboratory Corporation of America Holdings   +.............................68,475
  1,100  Lincare Holdings, Inc.  +..................................................35,530
  1,100  Medtronic, Inc. ...........................................................47,135
    800  Patterson Dental Company   +...............................................40,264
  1,500  Pfizer, Inc.  .............................................................52,500
    900  Quest Diagnostics, Inc.  +.................................................77,445
  1,000  St. Jude Medical, Inc.  +..................................................73,850
    700  Tenet Healthcare Corporation  +............................................50,085
  1,100  Triad Hospitals, Inc.  +...................................................46,618
    400  Trigon Healthcare, Inc.  +.................................................40,232
    600  UnitedHealth Group, Inc. ..................................................54,930
    700  Wellpoint Health Networks, Inc.  +.........................................54,467
                                                                                   -------
                                                                                 1,074,677
                                                                                 ---------
         Consumer Discretionary - 19.88%
    700  AutoZone, Inc. +...........................................................54,110
  2,800  Bed Bath & Beyond, Inc. +.................................................105,672
    500  Best Buy Company, Inc. +...................................................18,150
    600  CDW Computer Centers, Inc. +...............................................28,086
  2,100  Chico's FAS, Inc. +........................................................76,272
    600  Christopher & Banks Corporation +..........................................25,380
    900  Coach, Inc. +..............................................................49,410
    500  Family Dollar Stores, Inc. ................................................17,625
    600  Fred's, Inc. ..............................................................22,068
    800  Jones Apparel Group, Inc. +................................................30,000
  2,800  Kohl's Corporation +......................................................196,224
  1,400  Lowe's Companies, Inc. ....................................................63,560
    600  Marriott International, Inc. ..............................................22,830
  1,300  Michaels Stores, Inc.  +...................................................50,700
  1,500  Performance Food Group Company   +.........................................50,790

                                          See Notes to Financial Statements

                                          LPT Variable Insurance Series Trust
                                                 Strong Growth Portfolio
                                           Schedule of Investments (Continued)
                                                June 30, 2002 (Unaudited)
                                                                                     Value
Shares                                                                            (Note 2)
------                                                                            --------
COMMON STOCKS - (Continued)
         Consumer Discretionary - (Continued)
    900  Ross Stores, Inc.  .......................................................$36,675
  1,200  Staples, Inc.  +...........................................................23,640
  1,000  Starbucks Corporation+.....................................................24,850
  2,000  Walgreen Company...........................................................77,260
    800  Wendy's International, Inc.  ..............................................31,864
  1,000  Whole Foods Market, Inc.  +................................................48,220
                                                                                   -------
                                                                                 1,053,386
                                                                                 ---------
         Energy - 7.51%
    500  Apache Corporation.........................................................28,740
  1,200  BJ Services Company   +....................................................40,656
    700  Diamond Offshore Drilling, Inc.  ..........................................19,950
  1,800  Ensco International, Inc. .................................................49,068
  1,200  GlobalSantaFe Corporation .................................................32,820
  1,000  Noble Corporation   + .....................................................38,600
  1,600  Pride International, Inc.  +...............................................25,056
  1,100  Smith International, Inc.    +.............................................75,009
    700  Weatherford International Ltd.    +........................................30,240
  2,800  XTO Energy, Inc. ..........................................................57,680
                                                                                   -------
                                                                                   397,819
                                                                                   -------
         Computers & Business Equipment - 7.22%
  1,000  Affiliated Computer Services, Inc. +.......................................47,480
    500  Bisys Group, Inc. +........................................................16,650
    500  Brocade Communications Systems, Inc. +......................................8,740
  7,200  Cisco Systems, Inc. +.....................................................100,440
  2,600  Dell Computer Corporation +................................................67,964
  1,000  Fiserv, Inc.  +............................................................36,710
  2,100  Intuit, Inc. +............................................................104,412
                                                                                  --------
                                                                                   382,396
                                                                                   -------
         Software - 6.79%
  1,500  Activision, Inc.  +........................................................43,590
  1,700  Electronic Arts, Inc.   +.................................................112,285
    900  Mercury Interactive Corporation   +........................................20,664
  2,000  Microsoft Corporation   +.................................................109,400
    700  Symantec Corporation   +...................................................22,995
    600  Synopsys, Inc.   +.........................................................32,886
    900  Veritas Software Corporation    +..........................................17,811
                                                                                   -------
                                                                                   359,631
                                                                                   -------

                                             See Notes to Financial Statements

                                            LPT Variable Insurance Series Trust
                                                  Strong Growth Portfolio
                                            Schedule of Investments (Continued)
                                                 June 30, 2002 (Unaudited)
                                                                                     Value
Shares                                                                            (Note 2)
------                                                                            --------
COMMON STOCKS - (Continued)
         Capital Goods - 6.40%
    600  Lennar Corporation .......................................................$36,720
  1,800  Lockheed Martin Corporation ..............................................125,100
    600  Northrop Grumman Corporation ..............................................75,000
    500  Pulte Homes, Inc.  ........................................................28,740
  1,800  Raytheon Company...........................................................73,350
                                                                                   -------
                                                                                   338,910
                                                                                   -------
         Electronics - 5.60%
    600  Cymer, Inc.    +...........................................................21,024
    500  Danaher Corporation .......................................................33,175
  1,000  Fairchild Semiconductor International, Inc.    +...........................24,300
    800  Harris Corporation ....................................................... 28,992
    700  KLA-Tencor Corporation    +................................................30,793
  2,900  Microchip Technology, Inc.    +............................................79,547
    700  Molex, Inc. ...............................................................23,471
    900  Qlogic Corporation    +....................................................34,290
    900  Texas Instruments, Inc.  ..................................................21,330
                                                                                   -------
                                                                                   296,922
                                                                                   -------
         Materials & Processing - 4.70%
  1,400  Fastenal Company...........................................................53,914
  3,000  Nucor Corporation.........................................................195,120
                                                                                  --------
                                                                                   249,034
                                                                                   -------
         General Business - 4.42%
    866  ChoicePoint, Inc.  +.......................................................39,377
    700  eBay, Inc.  +..............................................................43,134
    800  First Data Corporation.....................................................29,760
    500  Kroll, Inc.   +............................................................10,490
    600  Lamar Advertising Company   +..............................................14,884
  1,600  Manpower, Inc.  ...........................................................58,800
    500  Paychex, Inc. .............................................................15,645
  1,600  ServiceMaster Company  ....................................................21,952
                                                                                   -------
                                                                                   234,042
                                                                                   -------
         Financial Services - 3.63%
    600  AMBAC Financial Group, Inc.  ..............................................40,320
    500  Bank of Hawaii Corporation ................................................14,000
  1,500  Concord EFS, Inc. +........................................................45,210
    400  Federated Investors, Inc. .................................................13,828
    600  Moody's Corporation........................................................29,850
  1,500  Willis Group Holdings Ltd.+................................................49,365
                                                                                   -------
                                                                                   192,573
                                                                                   -------
                                             See Notes to Financial Statements

                                            LPT Variable Insurance Series Trust
                                                  Strong Growth Portfolio
                                            Schedule of Investments (Continued)
                                                 June 30, 2002 (Unaudited)

                                                                                     Value
Shares                                                                            (Note 2)
------                                                                            --------
COMMON STOCKS - (Continued)
         Broadcasting & Publishing - 2.18%
    800  Omnicom Group, Inc.  .....................................................$21,008
  1,000  Viacom, Inc.  +............................................................44,370
  1,500  Westwood One, Inc.  +......................................................50,130
                                                                                   -------
                                                                                   115,508
                                                                                   -------
         Chemicals - 2.00%
    900  PPG Industries, Inc.  .....................................................55,710
  1,000  Sigma Aldrich Corporation..................................................50,150
                                                                                   -------
                                                                                   105,860
                                                                                   -------
         Consumer Staples - 1.67%
    600  Coca Cola Company..........................................................39,742
    800  Coca Cola Enterprises, Inc. ...............................................17,664
  1,000  Pepsi Bottling Group, Inc.    .............................................30,800
                                                                                   -------
                                                                                    88,206
                                                                                    ------
         Personal Services - 1.61%
  1,500  Apollo Group, Inc.  +......................................................59,130
    600  Weight Watchers International, Inc.  +.....................................26,064
                                                                                   -------
                                                                                    85,194
                                                                                    ------
         Autos & Tranportation - 1.45%
  1,500  Harley Davidson, Inc. .....................................................76,905
                                                                                   -------
         Materials and Processing - 0.31
    400  Rohm & Haas Company .......................................................16,196
                                                                                   -------
         Total Common Stocks (Cost  $5,017,699)..................................5,067,259
                                                                                ----------
SHORT-TERM OBLIGATION - 3.54%
         Investment Company - 3.54%
187,482  Seven Seas Money Market Fund (Cost $187,482)..............................187,482
                                                                                  --------
TOTAL INVESTMENTS (COST $5,205,181*)................99.19%                      $5,254,741
OTHER ASSETS AND LIABILITIES (NET)...................0.81                           42,748
                                                    -----                           ------
NET ASSETS.........................................100.00%                      $5,297,489
                                                  =======                       ==========

*  Aggregate cost for Federal tax purposes (Note 4)
+  Non-income producing security
                                             See Notes to Financial Statements

                                            LPT Variable Insurance Series Trust
                                              RS Diversified Growth Portfolio
                                                  Schedule of Investments
                                                 June 30, 2002 (Unaudited)
                                                                                     Value
Shares                                                                            (Note 2)
------                                                                            --------
COMMON STOCKS - 99.71%
         Drugs & Health Care - 17.75%
  2,000  AMN Healthcare Services, Inc.   +.........................................$70,020
  1,200  AMERIGROUP Corporation   +.................................................32,736
 20,000  Aradigm Corporation   +....................................................87,260
  3,500  Centene Corporation   +...................................................108,430
 10,000  Cepheid, Inc.   +..........................................................55,790
  2,500  Conceptus, Inc.   +........................................................41,225
  2,500  Connetics Corporation   +..................................................32,297
  8,000  Esperion Therapeutics, Inc.    +...........................................43,440
 27,500  Insmed, Inc.    +..........................................................38,500
  4,500  Martek Biosciences Corporation    +........................................94,140
  5,750  NeoPharm, Inc.    +........................................................72,277
 15,000  Novavax, Inc.    +.........................................................63,000
  2,500  Omnicare, Inc. ............................................................65,650
  1,500  Province Healthcare Company    +...........................................33,540
 14,800  Regeneration Technologies, Inc.    +.......................................89,392
 10,000  Thoratec Corporation    +..................................................89,900
  1,500  VCA Antech, Inc.    +......................................................23,340
                                                                                   -------
                                                                                 1,040,937
                                                                                 ---------
         Consumer Discretionary - 15.78%
  1,100  Advance Auto Parts, Inc.  +................................................59,961
  9,000  Alloy, Inc.  +............................................................129,960
  3,700  Charming Shoppes, Inc.  +..................................................31,968
  2,000  Cost Plus, Inc.  +.........................................................60,918
 13,500  dELiA*s Corporation  +.....................................................68,850
  3,500  Hollywood Entertainment Corporation  +.....................................72,380
  1,250  J Jill Group, Inc.  +......................................................47,437
  3,300  MarineMax, Inc.  +.........................................................42,735
  2,500  Netflix, Inc.  +...........................................................34,975
  2,000  PriceSmart, Inc.  +........................................................77,100
  2,250  Quiksilver, Inc.  +........................................................55,800
  2,000  Racing Champions Ertl Corporation +........................................35,480
  7,500  Scientific Games Corporation  +............................................59,550
    800  Sonic Automotive, Inc.  +..................................................20,600
  3,000  Station Casinos, Inc.  +...................................................53,550
  2,400  Too, Inc.  +...............................................................73,920
                                                                                   -------
                                                                                   925,184
                                                                                   -------
                                             See Notes to Financial Statements

                                            LPT Variable Insurance Series Trust
                                              RS Diversified Growth Portfolio
                                            Schedule of Investments (Continued)
                                                 June 30, 2002 (Unaudited)
                                                                                     Value
Shares                                                                            (Note 2)
------                                                                            --------
COMMON STOCKS (Continued)
         Software - 14.87%
 12,500  Acclaim Entertainment, Inc.    +..........................................$44,125
 15,000  Chordiant Software, Inc.    +..............................................29,250
 23,300  Click2learn, Inc.    +.....................................................39,738
 37,800  iManage, Inc.    +........................................................136,080
  9,000  Informatica Corp.    +.....................................................63,810
 10,000  IONA Technologies PLC, ADR    +............................................52,992
  5,000  Lawson Software, Inc.    +.................................................28,850
 15,500  Netegrity, Inc.    +.......................................................95,480
  6,000  Openwave Systems, Inc.    +................................................33,660
  8,500  Secure Computing Corporation    +..........................................64,175
 66,900  Supportsoft, Inc.    +....................................................187,320
 20,000  Viewpoint Corporation    +............................................ ....96,400
                                                                                   -------
                                                                                   871,880
                                                                                   -------
         Electronics - 6.52%
 26,600  Conductus, Inc.   +........................................................31,920
  3,000  Exar Corporation   +.......................................................59,160
 12,000  HEI, Inc. +...............................................................115,500
  5,500  Mykrolis Corporation +.....................................................64,955
 10,500  PLX Technology, Inc. +.....................................................44,625
  3,500  Photronics, Inc. +.........................................................66,290
                                                                                   -------
                                                                                   382,450
                                                                                   -------
         Communications - 6.19%
 39,400  Latitude Communications, Inc.  +...........................................52,009
 39,800  Mosaic Group, Inc.  +......................................................65,517
 12,500  Nextel Partners, Inc.  +...................................................37,625
 50,000  Primus Telecommunications Group, Inc.  +...................................35,000
 30,000  Raindance Communications, Inc.  +.........................................172,500
                                                                                  --------
                                                                                   362,651
                                                                                   -------
         Autos & Transportation - 6.17%
  5,000  EGL, Inc.   +..............................................................84,800
  4,400  ExpressJet Holdings, Inc.   +..............................................57,420
  3,000  J B Hunt Transport Services, Inc.   +......................................88,560
  1,000  Landstar System, Inc.   +.................................................106,850
  8,000  Velocity Express Corporation   +...........................................24,400
                                                                                   -------
                                                                                   362,030
                                                                                   -------
                                                See Notes to Financial Statements



                                                  LPT Variable Insurance Series Trust
                                                    RS Diversified Growth Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2002 (Unaudited)

                                                                                     Value
Shares                                                                            (Note 2)
------                                                                            --------
COMMON STOCKS (Continued)
         Computers & Business Equipment - 5.45%
 66,800  Auspex Systems, Inc.   +..................................................$16,767
  3,500  Global Imaging Systems, Inc.   +...........................................66,465
  4,500  Intergraph Corporation   +.................................................78,481
  7,500  M-Systems Flash Disk Pioneers Ltd.   +.....................................62,272
 10,000  TeleTech Holdings, Inc.   +................................................95,400
                                                                                   -------
                                                                                   319,385
                                                                                   -------
         Financial Services - 5.20%
  1,000  W.R. Berkley Corporation ..................................................55,000
  2,000  FBR Asset Investment Corporation...........................................66,700
  3,250  Hub International Ltd.  +..................................................49,010
  5,500  NetBank, Inc.  +...........................................................64,075
  2,000  New Century Financial Corporation..........................................69,940
                                                                                   -------
                                                                                   304,725
                                                                                   -------
         Capital Goods - 4.52%
  1,500  Alliant Techsystems, Inc. +................................................95,700
  5,000  Herley Industries, Inc. +.................................................106,050
  1,100  Pulte Homes, Inc.   .......................................................63,228
                                                                                   -------
                                                                                   264,978
                                                                                   -------
         General Business - 4.46%
  3,000  Kroll, Inc.   +............................................................62,940
 11,900  RHM Teleservices, Inc.   +.................................................81,753
  1,500  Right Management Consultants, Inc.   +.....................................39,448
  6,500  Spherion Corporation   +...................................................77,350
                                                                                   -------
                                                                                   261,491
                                                                                   -------
         Materials & Processing - 3.47%
 25,000  Oregon Steel Mills, Inc.  +................................................63,000
  1,350  Quanex Corporation  .......................................................58,995
  3,000  Spartech Corporation  .....................................................81,690
                                                                                   -------
                                                                                   203,685
                                                                                   -------
         Energy - 2.99%
  8,000  Key Energy Services, Inc.   +..............................................84,000
 10,000  Superior Energy Services, Inc.   +.........................................91,350
                                                                                   -------
                                                                                   175,350
                                                                                   -------
         Chemicals - 1.63%
  2,700  Lyondell Chemical Company    ..............................................40,770
  6,500  OMNOVA Solutions, Inc.  +..................................................54,600
                                                                                   -------
                                                                                    95,370
                                                                                    ------
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                    RS Diversified Growth Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2002 (Unaudited)
                                                                                     Value
Shares                                                                            (Note 2)
------                                                                            --------
COMMON STOCKS (Continued)
         Investment Companies - 1.59%
  4,500  iShares MSCI Japan Index Fund.............................................$37,935
    900  Oil Service Holders Trust..................................................55,476
                                                                                   -------
                                                                                    93,411
                                                                                    ------
         Utilities - 1.41%
  3,000  Energen Corporation........................................................82,500
                                                                                   -------
         Personal Services - 1.36%
  3,250  Coinstar, Inc.   +.........................................................79,463
                                                                                   -------
         Business Services - 0.35%
  3,400  DiamondCluster International, Inc. +.......................................20,332
                                                                                   -------
TOTAL INVESTMENTS (COST $6,167,171*)...............99.71%                       $5,845,822
OTHER ASSETS AND LIABILITIES (NET)..................0.29                            17,026
                                                   -----                            ------
NET ASSETS      ..................................100.00%                       $5,862,848
                                                 =======                        ==========

*  Aggregate cost for Federal tax purposes (Note 4)
+  Non-income producing security



                    -----------------------------------------------------------------
                                           GLOSSARY OF TERMS

                                  ADR  American Depository Receipt
                    -----------------------------------------------------------------
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                       LPA Core Equity Portfolio
                                                        Schedule of Investments
                                                       June 30, 2002 (Unaudited)
                                                                                     Value
Shares                                                                            (Note 2)
------                                                                            --------
COMMON STOCKS - 99.19%
         Financial Services - 16.06%
  2,975  American Express Company.................................................$108,052
  1,640  Bank of America Corporation...............................................115,390
  3,400  Bank One Corporation......................................................130,832
  2,700  Citigroup, Inc.  .........................................................104,625
  3,850  FleetBoston Financial Corporation ........................................124,548
  6,975  J.P. Morgan Chase & Company, Inc..........................................236,592
  3,320  Regions Financial Corporation.............................................116,698
  1,325  XL Capital Ltd.  .........................................................112,228
                                                                                  --------
                                                                                 1,048,965
                                                                                 ---------
         Consumer Discretionary - 11.73%
  2,150  Diageo PLC, ADR...........................................................111,048
  5,800  Walt Disney Company.......................................................109,620
  7,600  Eastman Kodak Company.....................................................221,692
  2,600  Home Depot, Inc. ..........................................................95,498
  3,840  McDonald's Corporation....................................................109,248
     32  J.M. Smucker Company........................................................1,092
  2,150  Wal-Mart Stores, Inc.  ...................................................118,272
                                                                                  --------
                                                                                   766,470
                                                                                   -------
         Producer Durables - 10.45%
  4,475  Caterpillar, Inc..........................................................219,051
  8,100  General Electric Company..................................................235,305
  1,855  3M Company................................................................228,165
                                                                                  --------
                                                                                   682,521
                                                                                   -------
         Consumer Staples - 8.77%
  2,125  Anheuser-Busch Companies, Inc.............................................106,250
  2,150  Coca Cola Company.........................................................120,400
  3,075  H J Heinz Company.........................................................126,383
  2,350  Philip Morris Companies, Inc.  ...........................................102,648
  1,315  Procter & Gamble Company..................................................117,429
                                                                                  --------
                                                                                   573,110
                                                                                   -------
         Communications - 7.95%
  8,400  AT&T Corporation...........................................................89,880
  3,300  SBC Communications, Inc.  ................................................100,650
  5,700  Telecom Corporation of New Zealand Ltd., ADR..............................111,207
  3,300  Telfonos de Mexico, S.A. de C.V. .........................................105,864
  2,775  Verizon Communication.....................................................111,416
                                                                                  --------
                                                                                   519,017
                                                                                   -------

                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                       LPA Core Equity Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2002 (Unaudited)
                                                                                     Value
Shares                                                                            (Note 2)
------                                                                            --------
COMMON STOCKS - (Continued)
         Drugs & Health Care - 6.72%
  2,100  Johnson & Johnson........................................................$109,746
  4,500  Merck & Company, Inc......................................................227,880
  1,975  Wyeth.....................................................................101,120
                                                                                  --------
                                                                                   438,746
                                                                                   -------
         Materials & Processing - 5.66%
  3,700  ALCOA, Inc.  .............................................................122,655
  3,000  International Paper Company...............................................130,740
  1,575  Rio Tinto PLC, ADR........................................................116,550
                                                                                  --------
                                                                                   369,945
                                                                                   -------
         Chemicals - 5.47%
  3,575  Dow Chemical Company......................................................122,909
  2,600  DuPont (E.I.) DeNemours & Company.........................................115,440
  1,925  PPG Industries, Inc. .....................................................119,157
                                                                                  --------
                                                                                   357,506
                                                                                   -------
         Capital Goods - 5.37%
  2,650  Boeing Company............................................................119,250
  3,950  Cemex S.A. de C.V., ADR...................................................104,122
  1,875  United Technologies Corporation...........................................127,313
                                                                                  --------
                                                                                   350,685
                                                                                   -------
         Energy - 5.13%
  4,000  Conoco, Inc.  ............................................................111,200
  3,000  Exxon Mobil Corporation...................................................122,760
  8,550  Repsol YPF, S.A., ADR ....................................................101,146
                                                                                  --------
                                                                                   335,106
                                                                                   -------
         Computers & Business Equipment - 3.97%
 11,800  Hewlett Packard Company...................................................180,304
  1,100  International Business Machines Corporation................................79,200
                                                                                   -------
                                                                                   259,504
                                                                                   -------
         Electronics - 3.79%
  3,250  Honeywell International, Inc.  ...........................................114,497
  7,275  Intel Corporation.........................................................132,914
                                                                                  --------
                                                                                   247,411
                                                                                   -------
         Autos & Transportation - 3.13%
  3,825  General Motors Corporation................................................204,446
                                                                                  --------
         Broadcasting & Publishing - 1.78%
  1,950  McGraw-Hill Companies, Inc.  .............................................116,415
                                                                                  --------

                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                       LPA Core Equity Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2002 (Unaudited)
                                                                                     Value
Shares                                                                            (Note 2)
------                                                                            --------
COMMON STOCKS - (Continued)
         Software - 1.67%
  2,000  Microsoft Corporation   +................................................$109,400
                                                                                  --------
         Utilities - 1.54%
  3,225  Duke Energy Company.......................................................100,298
                                                                                  --------
TOTAL INVESTMENTS (COST $6,881,779*)...............99.19%                       $6,479,545
OTHER ASSETS AND LIABILITIES (NET)..................0.81                            52,627
                                                   -----                            ------
NET ASSETS........................................100.00%                       $6,532,172
                                                 =======                        ==========


* Aggregate cost for Federal tax purposes (Note 4)
+  Non-income producing security

                    -----------------------------------------------------------------
                                           GLOSSARY OF TERMS

                                  ADR  American Depository Receipt
                    -----------------------------------------------------------------
                                                   See Notes to Financial Statements

                       LPT VARIABLE INSURANCE SERIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2002 (UNAUDITED)

1.     Organization and Business

The LPT Variable Insurance Series Trust (the "Trust") was organized under the laws of the Commonwealth of Massachusetts on January 23, 1995, and is a business entity commonly known as a "Massachusetts Business Trust". The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end series management investment company. The Trust offers five managed investment portfolios to the public only through certain variable annuity contracts offered by London Pacific Life and Annuity Company ("London Pacific"): the Harris Associates Value, MFS Total Return, Strong Growth, RS Diversified Growth, and LPA Core Equity (the "Portfolios").

Prior to January 1, 2000, the RS Diversified Growth Portfolio was known as the Robert Stephens Diversified Growth Portfolio. Prior to May 1, 1997, the Harris Associates Value Portfolio was known as the MAS Value Portfolio and the RS Diversified Growth Portfolio was known as the Berkeley Smaller Companies Portfolio. Prior to January 1, 2000, Robertson Stephens & Company Investment Management, L.P. served as sub-advisor to the RS Diversified Growth Portfolio. Prior to May 1, 1997, Miller, Anderson & Sherrerd, LLP served as sub-advisor to the Harris Associates Value Portfolio and Berkeley Capital Management served as sub-advisor to the RS Diversified Growth Portfolio.

Effective August 1, 2000, Select Advisors, Inc. changed its name to London Pacific Advisors ("LPA"). Effective August 3, 2000, LPA replaced Lexington Management Corporation as sub-advisor to the Lexington Corporate Leaders Portfolio. In connection with this change in sub-advisors, the Portfolio changed its name to LPA Core Equity Portfolio.

Effective May 1, 2002, London Pacific stopped writing any new variable annuity contracts and also accepting any new funds from existing variable annuity contractholders.

2.     Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Security Valuation: Securities which are traded on a recognized exchange (including securities traded through the National Market System) are valued at the last sale price on the securities exchange on which such securities are primarily traded, or, if there were no sales during the day, at the closing bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the most recent closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed the value, then the fair value of those securities will be determined by the Board of Trustees or its delegates. Over-the-counter securities that are not traded through the National Market System are valued on the basis of the bid price at the close of business on each day. Short-term investments that mature in 60 days or less are valued at amortized cost which approximates market value. Long-term debt securities are valued using information furnished by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained, if any, are stated at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees.

Repurchase Agreements: Each Portfolio may engage in Repurchase Agreement transactions. Under the terms of a typical Repurchase Agreement, the Portfolio through its custodian takes possession of an underlying debt obligation, subject to an obligation of the seller to repurchase and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including

                       LPT VARIABLE INSURANCE SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)

2.       Significant Accounting Policies (continued)

       Repurchase Aggreements (continued)

the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Each Portfolio may enter into Repurchase Agreements only with banks or dealers which, in the opinion of each Portfolio's sub-advisor, based on guidelines established by the Trust's Board of Trustees, are deemed creditworthy.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations, other assets and liabilities initially expressed as foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates are not separately disclosed.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and consists of interest accrued, and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as a Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividend income and gains have been paid or provided for in accordance with the applicable country's tax rules and rates.

Distributions to Shareholders: Dividends from net investment income are declared and distributed at least annually for all Portfolios. All Portfolios declare and distribute, if any, all net realized capital gains at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of losses on wash sale transactions and realized and unrealized gains and losses on foreign currency contracts. Reclassifications are made to a portfolio's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Federal Income Taxes: The Trust treats each Portfolio as a separate entity for federal income tax purposes. Each Portfolio of the Trust intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to federal income taxes to the extent it distributes all of its taxable income and net realized gains for the tax year ending December 31. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Portfolio will not be subject to federal excise tax. Therefore, no federal income tax provision is required.

Expenses: The Trust accounts separately for assets, liabilities, and operations of each Portfolio. Expenses directly attributed to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated equally among the respective Portfolios.

3.     Investment Advisory, Sub-advisory, and Other Related Party Transactions

LPIMC Insurance Marketing Services ("LPIMC"), a wholly owned subsidiary of London Pacific, serves as investment advisor to the Trust. London Pacific Advisors (formerly Select Advisors, Inc.) , a wholly owned subsidiary of the London Pacific Group, Ltd., and an affiliate of London Pacific, serves as sub-advisor to the LPA Core Equity Portfolio. Harris Associates L.P., an indirect, wholly owned subsidiary of CDC Asset Management, serves as sub-advisor to the Harris Associates Value Portfolio; Massachusetts Financial Services Company, an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, serves as sub-advisor to the MFS Total Return Portfolio; Strong Capital Management, Inc., a privately held corporation, serves as sub-advisor to the Strong Growth Portfolio; RS Investments Company, L.P. serves as sub-advisor to the RS Diversified Growth Portfolio.

                       LPT VARIABLE INSURANCE SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)

3. Investment Advisory, Sub-advisory, and Other Related Party Transactions (Continued)

The Trust pays LPIMC a monthly fee (0.25% of average net assets in addition to the sub-advisory fees) in arrears based on an annual percentage of the average daily net assets of each Portfolio during the month. In addition, LPIMC pays the sub-advisor of each Portfolio a monthly fee in arrears at annual rates in effect during the year ending December 31, 2001 as follows: Harris Associates Value Portfolio - 0.75% of average net assets up to $25 million, MFS Total Return
Portfolio - 0.50% of average net assets up to $200 million, Strong Growth Portfolio - 0.50% of average net assets up to $150 million, RS Diversified Growth Portfolio - 0.70% of average net assets up to $10 million and 0.65% of average net assets between $10 million and $35 million and for LPA Core Equity Portfolio - 0.25% of average net assets.

In the event normal operating expenses of each Portfolio, excluding brokerage commissions, but including the advisory fee, exceed certain voluntary expense limitations based on average net assets (Harris Associates Value Portfolio - 1.29%; MFS Total Return Portfolio - 1.29%; Strong Growth Portfolio - 1.29%; RS Diversified Growth Portfolio - 1.39%; and LPA Core Equity Portfolio - 1.29%), London Pacific has agreed, through December 31, 2002, to reimburse each Portfolio for expenses in excess of the stated expense limitations (see Note 7). For the six months ended June 30, 2002, London Pacific voluntarily agreed to reimburse the Harris Associates Value, MFS Total Return, Strong Growth, RS Diversified Growth and LPA Core Equity Portfolios for $21,942, $34,488, $32,912, $36,884 and $4,016, respectively.

The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers, or employees of the Trust or any investment advisor are reimbursed for their travel expenses in attending meetings of the Trustees, and receive fees for each Trust meeting attended. Such amounts are paid by the Trust.

4.     Purchases and Sales of Securities

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2002, were as follows:

                                                           Purchases                         Sales
                                                           ---------                         -----

                                                                     U.S.                               U.S.
Portfolio                                               Other      Government       Other            Government
---------                                               -----      ----------       -----            ----------
Harris Associates Value Portfolio                  $1,464,634              $0  $2,582,818                    $0
MFS Total Return Portfolio                          3,052,961       1,407,766   3,642,147             1,243,540
Strong Growth Portfolio                             8,779,433               0   9,869,593                     0
RS Diversified Growth Portfolio                    10,656,340               0  10,892,996                     0
LPA Core Equity Portfolio                             431,968               0     717,055                     0

At June 30, 2002, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                                                                             Net Unrealized
                                                          Unrealized        Unrealized        Appreciation
Portfolio                                                Appreciation      Depreciation      (Depreciation)        Tax Cost
---------                                                ------------      ------------      --------------        --------
Harris Associates Value Portfolio                               $875,176         $706,738            $168,438        $5,778,528
MFS Total Return Portfolio                                       501,158          742,090            (240,932)       11,456,804
Strong Growth Portfolio                                          265,380          215,820              49,560         5,205,181
RS Diversified Growth Portfolio                                  656,870          978,219            (321,349)        6,167,171
LPA Core Equity Portfolio                                        393,715          795,949            (402,234)        6,881,779

                       LPT VARIABLE INSURANCE SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)

5.     Shares of Beneficial Interest

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each with a $.01 par value.

London Pacific directly and through its LPLA Separate Account One, owns of record 100% of each Portfolio's outstanding shares. Changes in shares of beneficial interest were as follows:

                                                     Harris Associates Value Portfolio
                                                     ---------------------------------
                                   Six Months Ended June 30, 2002 (Unaudited)                Year ended December 31, 2001
                                   ------------------------------------------                ----------------------------
                                       Shares              Amount                 Shares                Amount
                                       ------              ------                 ------                ------
Sold                                     45,093             $ 742,690                 168,104         $ 2,737,817
Reinvestment of dividends                     0                     0                  24,506             356,200
Redeemed                               (149,701)           (2,387,007)               (132,792)         (2,080,356)
                                       --------            ----------                --------          ----------
Net increase (decrease)                (104,608)          ($1,644,317)                 59,818          $1,013,661
                                       ========           ===========                  ======          ==========


                                                              MFS Total Return Portfolio
                                                              --------------------------
                                        Shares                Amount                Shares               Amount
                                        ------                ------                ------               ------

Sold                                     11,737             $ 163,706                  62,521           $ 924,493
Reinvestment of dividends                     0                     0                  89,300           1,142,336
Redeemed                                (70,958)             (978,120)               (107,592)         (1,524,640)
                                        -------              --------                --------          ----------
Net increase (decrease)                 (59,221)            ($814,414)                 44,229            $542,189
                                        =======             =========                  ======            ========


                                                              Strong Growth Portfolio
                                                              -----------------------
                                        Shares                Amount                Shares               Amount
                                        ------                ------                ------               ------

Sold                                      1,122              $ 10,881                  30,883           $ 390,225
Reinvestment of dividends                     0                     0                   4,301              40,072
Redeemed                                (85,809)             (848,858)               (161,420)         (1,888,826)
                                        -------              --------                --------          ----------
Net increase (decrease)                 (84,687)            ($837,977)               (126,236)        ($1,458,529)
                                        =======             =========                ========         ===========

                                                     RS Diversified Growth Portfolio
                                                     -------------------------------
                                        Shares                Amount                Shares               Amount
                                        ------                ------                ------               ------

Sold                                     33,485             $ 274,774                  78,895           $ 625,046
Reinvestment of dividends                     0                     0                   7,692              46,732
Redeemed                               (175,291)           (1,268,224)               (210,172)         (1,567,296)
                                       --------            ----------                --------          ----------
Net increase (decrease)                (141,806)            ($993,450)               (123,585)         ($895,518)
                                       ========             =========                ========          =========

                                                     LPA Core Equity Portfolio
                                                     -------------------------
                                        Shares                Amount                Shares               Amount
                                        ------                ------                ------               ------

Sold                                      8,326             $ 106,440                 134,195        $ 1,634,504
Reinvestment of dividends                     0                     0                  77,716            841,154
Redeemed                                (97,397)           (1,186,430)                (90,471)        (1,186,058)
                                        --------           -----------                --------        -----------
Net increase (decrease)                 (89,071)          ($1,079,990)                121,440         $1,289,600
                                        =======           ===========                 =======         ==========

6.    Foreign Securities

All Portfolios may invest in securities of foreign companies and foreign governments. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political and economic developments, reduced availability of public information concerning issues, lower standards of accounting, auditing, and financial reporting, less market liquidity, greater volatility of prices, and a possible imposition of currency exchange blockages or restrictions on securities, transactions, or transfer of assets.

                       LPT VARIABLE INSURANCE SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)

7.       Subsequent Events

On July 3, 2002, the Commissioner of Insurance ("Commissioner") of the North Carolina Department of Insurance issued an order ("Summary Order") declaring that London Pacific Life & Annuity Company ("London Pacific") was under the supervision of the Commissioner. The Summary Order required London Pacific to obtain prior written approval from the Commissioner before undertaking a number of various actions.

Supplementary Instructions issued by the Commissioner, effective July 9, 2002, required London Pacific to make certain reports to the Commissioner or its representative and to limit payments to affiliates. The Supplementary Instructions also required that certain transactions were to be expressly approved by the North Carolina Department of Insurance during the period of supervision of London Pacific unless London Pacific was subsequently otherwise notified.

On August 6, 2002, an Order of Rehabilitation and Preliminary Injunction was issued in the Superior Court of Wake County, North Carolina. The Commissioner was appointed as Rehabilitator of London Pacific. As Rehabilitator, the Commissioner is authorized to take possession of all of London Pacific's assets and properties, and continue to operate their businesses and manage their properties as deemed appropriate, pursuant to applicable North Carolina Insurance Law.

Currently, the Rehabilitator anticipates that it will continue to pay all policy claims and surrenders including all claims and requests relating to fixed and variable annuity policies, such as your Contract, and to process other policy owner transactions in the normal course of business. It is uncertain going forward whether the Rehabilitator will be able to make such payments with respect to the Fixed Account in full, without delays or moratoriums. Under applicable law, the assets of the LPLA Separate Account One (the "Separate Account") will not be chargable with the liabilities arising out of any other business London Pacific has conducted or may conduct and further, the variable annuity policies will not be chargable with such liabilities. Although the Fixed Account assets may be charged with the liabilities arising out of any other business London Pacific has conducted or may conduct, such assets may be subject to certain protections under state life and health insurance guaranty association laws, as applicable.

The Rehabilitator has determined that applicable state insurance laws preclude London Pacific from continuing to reimburse expenses of LPT Variable Insurance Series Trust ("LPT Trust"). Therefore, effective September 1, 2002, expenses of the LPT Trust will no longer be reimbursed. Once expenses for the LPT Trust portfolios are no longer reimbursed, performance for the LPT Trust portfolios will be lower.